As filed with the Securities and Exchange Commission on September 26, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
JULY 31, 2014

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT (000's omitted)			VALUE (000's omitted)	† z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (31.1%)
	$14,025	U.S. Treasury Bonds, 6.25%, due 8/15/23	$18,373	@
	4,560	U.S. Treasury Bonds, 5.50%, due 8/15/28	5,944	@
	3,280	U.S. Treasury Bonds, 4.50%, due 2/15/36	3,987	@
	3,985	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	4,679
	676	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	778
	687	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	1,004
	1,613	U.S. Treasury Inflation Index Notes, 0.13%, due 4/15/17	1,655
	5,000	U.S. Treasury Notes, 0.25%, due 7/15/15	5,006
	1,025	U.S. Treasury Notes, 3.25%, due 3/31/17	1,089
	18,880	U.S. Treasury Notes, 3.63%, due 8/15/19	20,570
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $62,771)	63,085

U.S. Government Agency Securities (2.7%)
	720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	693
	600	Federal Home Loan Bank, Bonds, 0.13%, due 4/14/15	600
	1,505	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,936
	1,155	Federal National Mortgage Association, Notes, 1.75%, due 9/12/19	1,145
	1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,147
		Total U.S. Government Agency Securities (Cost $5,587)	5,521

Mortgage-Backed Securities (36.7%)

Collateralized Mortgage Obligations (1.0%)
	156	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.76%, due 9/20/35	135	µ
	37	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.37%, due 7/20/36	35	µ
	4,013	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.36%, due 6/10/47	365	µ
	67	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.42%, due 1/25/36	64	µ
	19	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.40%, due 5/25/32	19	µ
	132	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.64%, due 5/25/35	123	µ
	116	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.65%, due 1/25/37	94	µ
	271	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 2.80%, due 6/25/36	208	µ
	4,797	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.26%, due 6/15/47	388	µ
	238	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.73%, due 1/25/36	191	µ
	72	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.36%, due 9/25/46	51	µ
	3,997	Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC16, Class XA, 1.50%, due 8/15/50	372	µ
		2,045
Commercial Mortgage-Backed (8.1%)
	390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	414
	500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	535
	479	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	514
	400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	442
	3,592	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.29%, due 9/10/46	254	µ
	1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,176	µ
	5,566	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.43%, due 10/10/46	494	µ
	7,233	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.28%, due 4/10/47	578	µ
	63	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	68	µ
	174	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	186
	433	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.86%, due 9/15/39	475	µ
	83	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	90
	1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,097
	250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 5.97%, due 2/15/41	279	µ
	850	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	922
	550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	593
	1,362	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	1,501	µ
	3,371	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.14%, due 1/10/45	380	ñµ
	1,848	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,005
	630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 6/15/49	688	µ
	1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,338
	489	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	525
	3,453	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.46%, due 5/15/46	263	µ
	114	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	115
	2,943	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.86%, due 12/10/45	318	ñµ
	1,841	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.15%, due 8/10/49	215	ñµ
	7,411	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.50%, due 3/15/45	577	ñµ
	2,902	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.23%, due 11/15/45	342	ñµ
		16,384
Fannie Mae (19.7%)
	982	Pass-Through Certificates, 3.00%, due 1/1/43 – 7/1/43	963
	4,211	Pass-Through Certificates, 3.50%, due 12/1/41 – 10/1/43	4,297
	4,947	Pass-Through Certificates, 4.00%, due 2/1/41 – 2/1/44	5,212	Ø
	5,494	Pass-Through Certificates, 4.50%, due 11/1/39 – 4/1/42	5,923	Ø
	2,521	Pass-Through Certificates, 5.00%, due 1/1/17 – 7/1/37	2,767
	1,111	Pass-Through Certificates, 5.50%, due 5/1/30 – 4/1/40	1,233
	1,773	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	1,992
	49	Pass-Through Certificates, 8.50%, due 4/1/34	57
	185	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	191	Ø
	1,020	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	999	Ø
	2,130	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,169	Ø
	5,320	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,591	Ø
	5,675	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	6,108	Ø
	2,160	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	2,383	Ø
		39,885
Freddie Mac (7.7%)
	292	Pass-Through Certificates, 2.25%, due 4/1/37	311	µ
	181	Pass-Through Certificates, 2.31%, due 2/1/37	193	µ
	2,495	Pass-Through Certificates, 3.50%, due 7/1/42 – 8/1/43	2,541
	4,205	Pass-Through Certificates, 4.00%, due 11/1/40 – 3/1/44	4,418
	2,222	Pass-Through Certificates, 4.50%, due 7/1/39 – 3/1/44	2,390	Ø
	757	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	832
	1,622	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	1,789
	43	Pass-Through Certificates, 6.00%, due 12/1/37	49
	12	Pass-Through Certificates, 6.50%, due 11/1/25	13
	365	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	383	Ø
	2,425	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	2,607	Ø
		15,526
Government National Mortgage Association (0.2%)
	490	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	519	Ø
		Total Mortgage-Backed Securities (Cost $73,345)	74,359

Corporate Debt Securities (28.3%)

Aerospace & Defense (0.3%)
	505	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	535	@

Agriculture (0.7%)
	385	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	412	@
	970	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	918
		1,330
Auto Manufacturers (0.8%)
	645	Daimler Finance N.A. LLC, Guaranteed Notes, 1.38%, due 8/1/17	643	ñØ
	950	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 2.13%, due 7/18/19	947
		1,590
Banks (9.2%)
	540	Bank of America Corp., Senior Unsecured Notes, 2.60%, due 1/15/19	544	@
	375	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/11/23	366	@
	455	Bank of America Corp., Senior Unsecured Notes, 4.00%, due 4/1/24	461
	510	Barclays Bank PLC, Senior Unsecured Bank Notes, 3.75%, due 5/15/24	509
	805	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	804
	295	Citigroup, Inc., Subordinated Notes, 5.30%, due 5/6/44	305
	705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	708	µ
	860	Fifth Third Bank, Senior Unsecured Notes, 2.38%, due 4/25/19	866
	705	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 2/7/16	733
	500	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 4.80%, due 7/8/44	497
	1,055	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/31/49	1,074	µ
	685	HSBC Holdings PLC, Subordinated Notes, 5.25%, due 3/14/44	726
	540	Huntington National Bank, Senior Unsecured Notes, 1.35%, due 8/2/16	543	@
	1,245	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,247
	1,115	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	1,099	µ
	585	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	594	µ@
	885	Mizuho Bank Ltd., Guaranteed Notes, 2.45%, due 4/16/19	886	ñ
	800	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	810	@
	990	Morgan Stanley, Senior Unsecured Notes, 2.13%, due 4/25/18	993	@
	1,110	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/31/49	1,107	µ
	525	MUFG Union Bank N.A., Senior Unsecured Notes, 2.25%, due 5/6/19	525
	475	Rabobank Netherland, Bank Guaranteed Notes, 5.75%, due 12/1/43	543	@
	735	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, due 3/31/17	739
	955	Royal Bank of Scotland Group PLC, Subordinated Notes, 5.13%, due 5/28/24	954
	1,050	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	1,097	µ
		18,730
Beverages (0.2%)
	325	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 4.38%, due 5/10/43	303	@

Biotechnology (0.3%)
	590	Amgen, Inc., Senior Unsecured Notes, 2.20%, due 5/22/19	586

Chemicals (0.2%)
	465	Monsanto Co., Senior Unsecured Notes, 4.40%, due 7/15/44	463

Commercial Services (0.3%)
	700	ERAC USA Finance LLC, Guaranteed Notes, 2.35%, due 10/15/19	695	ñ

Computers (0.1%)
	270	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	273	ñ

Diversified Financial Services (2.0%)
	400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	403
	610	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, due 5/9/16	617	@
	390	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	393	@
	1,030	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	1,045	µ
	635	Jefferies Group LLC, Senior Unsecured Notes, 6.88%, due 4/15/21	751
	750	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	844	@
		4,053
Electric (1.2%)
	1,010	Electricite de France, Senior Unsecured Notes, 2.15%, due 1/22/19	1,011	ñ@
	960	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,005	@
	410	Transelec SA, Senior Unsecured Notes, 4.25%, due 1/14/25	405	ñ
		2,421
Electronics (0.2%)
	435	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	435	@

Food (0.6%)
	825	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	808	ñ
	475	Grupo Bimbo SAB de CV, Senior Unsecured Notes, 3.88%, due 6/27/24	472	ñ
		1,280
Insurance (0.5%)
	650	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	699	µ@
	370	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	376	µ@
		1,075
Investment Companies (0.4%)
	845	FS Investment Corp., Senior Unsecured Notes, 4.00%, due 7/15/19	847

Iron - Steel (1.4%)
	1,095	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	1,139
	890	Glencore Funding LLC, Guaranteed Notes, 3.13%, due 4/29/19	902	ñ
	590	GTL Trade Finance, Inc., Guaranteed Notes, 7.25%, due 4/16/44	608	ñ
	135	Vale SA, Senior Unsecured Notes, 5.63%, due 9/11/42	133	@
		2,782
Media (1.2%)
	450	Comcast Corp., Guaranteed Notes, 4.65%, due 7/15/42	465
	445	DirecTV Holdings LLC, Guaranteed Notes, 4.45%, due 4/1/24	466
	345	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	344	@
	455	Thomson Reuters Corp., Senior Unsecured Notes, 5.65%, due 11/23/43	503	@
	320	Time Warner, Inc., Guaranteed Notes, 3.55%, due 6/1/24	314
	320	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	372	@
		2,464
Mining (0.6%)
	1,225	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	1,210

Miscellaneous Manufacturers (0.2%)
	365	General Electric Co., Senior Unsecured Notes, 4.50%, due 3/11/44	378

Oil & Gas (2.2%)
	560	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	616	@
	800	BP Capital Markets PLC, Guaranteed Notes, 3.81%, due 2/10/24	820	@
	1,365	CNOOC Nexen Finance 2014 ULC, Guaranteed Notes, 1.63%, due 4/30/17	1,366
	415	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	434
	380	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	438	ñ
	720	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	698
		4,372
Pharmaceuticals (1.3%)
	655	Actavis Funding SCS, Guaranteed Notes, 4.85%, due 6/15/44	650	ñ
	700	Express Scripts Holding Co., Guaranteed Notes, 2.25%, due 6/15/19	693
	445	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	445
	735	Novartis Capital Corp., Guaranteed Notes, 4.40%, due 5/6/44	762
		2,550
Pipelines (0.9%)
	490	Energy Transfer Partners LP, Senior Unsecured Notes, 6.50%, due 2/1/42	574	@
	675	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 4.15%, due 2/1/24	674
	465	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 6.50%, due 9/1/39	537	@
		1,785
Real Estate Investment Trusts (1.0%)
	820	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	821	ñ@
	850	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 3.00%, due 2/6/19	849	ñ@
	375	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	378	@
		2,048
Retail (0.1%)
	205	Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.30%, due 4/22/44	205

Software (0.2%)
	470	Oracle Corp., Senior Unsecured Notes, 3.40%, due 7/8/24	468

Telecommunications (2.2%)
	495	AT&T, Inc., Senior Unsecured Notes, 4.80%, due 6/15/44	502
	220	Orange SA, Senior Unsecured Notes, 5.50%, due 2/6/44	241	@
	970	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,115	@
	1,070	Verizon Communications, Inc., Senior Unsecured Notes, 5.15%, due 9/15/23	1,182	@
	570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	604
	600	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	752	@
		4,396
		Total Corporate Debt Securities (Cost $55,854)	57,274

Asset-Backed Securities (0.3%)
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.62%, due 12/25/33	14	µ
	110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.52%, due 1/25/36	98	µ
	369	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.36%, due 4/25/36	331	µ
	5	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.41%, due 8/25/35	5	µ
	30	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.38%, due 4/25/33	29	µ
	36	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.32%, due 1/20/36	36	µ
	41	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.34%, due 3/20/36	41	µ
	9	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.84%, due 3/25/33	8	µ
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.69%, due 3/25/35	7	µ
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.84%, due 1/25/34	4	µ
		Total Asset-Backed Securities (Cost $574)	573

Government Securities (2.0%)

Sovereign (2.0%)
EUR	1,065	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/26	1,648	a
EUR	1,100	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	1,738	a
EUR	220	Spain Government Bond, Bonds, 5.15%, due 10/31/44	360	a
	$195	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	220
		Total Government Securities (Cost $3,921)	3,966

NUMBER OF SHARES

Short-Term Investments (9.5%)
	19,268,353	State Street Institutional Liquid Reserves Fund Premier Class (Cost $19,268)	19,268	@

		Total Investments (110.6%) (Cost $221,320)	224,046	##

		Liabilities, less cash, receivables and other assets [(10.6%)]	(21,402	)¢¢

		Total Net Assets (100.0%)	$202,644

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT ($000's omitted)		VALUE ($000's omitted)	† z

Bank Loan Obligationsµ (92.8%)

Aerospace & Defense (0.5%)
2,772	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	2,758

Air Transport (1.3%)
4,617	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	4,614
2,639	United Air Lines, Inc., Term Loan B, 3.50%, due 4/1/19	2,626
		7,240
All Telecom (4.3%)
3,920	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	3,922
2,089	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	2,094	¢^^
3,633	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	3,619
3,610	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	3,600
3,140	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	3,128
3,055	SBA Communications Inc., Term Loan B-1, 3.25%, due 3/24/21	3,013
4,333	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	4,315
		23,691
Automotive (2.6%)
2,771	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	2,761
933	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	930
3,212	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	3,183
3,055	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	3,043
1,809	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,819
2,469	TI Group Automotive, Term Loan, 4.25%, due 7/2/21	2,461
		14,197
Building & Development (1.7%)
2,275	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	2,275
1,406	Ply Gem Industries, Inc., Term Loan, 4.00%, due 2/1/21	1,392
5,641	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	5,584	Ñ
		9,251
Business Equipment & Services (9.5%)
2,994	Acosta Inc., Term Loan B, 4.25%, due 3/2/18	2,993
2,757	Advantage Sales and Marketing, Term Loan B, due 7/15/21	2,741	¢^^
92	Advantage Sales and Marketing, Term Loan B, due 7/15/21	91	¢^^
1,370	Advantage Sales and Marketing, Second Lien Term Loan, due 7/15/22	1,369	¢^^
4,594	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	4,590
3,635	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	3,582
75	Brickman Group Holdings Inc., Term Loan B, 4.00%, due 12/18/20	76
1,362	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	1,371
1,660	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	1,662
1,342	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	1,336	Ñ
6,103	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	6,102
3,021	Genesys, Term Loan 2, 4.50%, due 11/13/20	3,019
2,383	IMS Health Incorporated, Term Loan B, 3.50%, due 3/17/21	2,365
2,452	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	2,456
1,575	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,624
2,894	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	2,889
1,370	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	1,386
5,265	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	5,190
3,444	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	3,445
1,888	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	1,889
1,880	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	1,873
		52,049
Cable & Satellite Television (3.5%)
3,321	Casema Holdings BV, Term Loan B3, due 1/15/22	3,256	¢^^
3,134	Casema Holdings BV, Term Loan B1, 3.25%, due 1/15/22	3,072	¢^^
2,020	Casema Holdings BV, Term Loan B2, 3.25%, due 1/15/22	1,980	¢^^
5,042	Numericable (YPSO), Term Loan B-2, 4.50%, due 5/21/20	5,048
5,828	Numericable (YPSO), Term Loan B-1, 4.50%, due 5/21/20	5,834
		19,190
Chemicals & Plastics (3.8%)
3,071	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	3,051
1,725	Huntsman International LLC, Term Loan B, due 10/15/20	1,722	¢^^
3,998	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	3,970
3,673	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	3,666
2,777	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	2,763
3,453	PQ Corporation, Term Loan, 4.00%, due 8/7/17	3,451
2,135	Solenis, Term Loan B, due 6/30/21	2,118	¢^^
		20,741
Containers & Glass Products (2.9%)
1,566	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	1,559
1,287	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,291
1,534	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	1,567
3,977	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	3,926
594	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	588
2,430	Mauser, Term Loan A, due 6/6/21	2,416	¢^^
1,470	Mauser, Second Lien Term Loan, due 6/6/22	1,467	¢^^
3,108	Reynolds Group, Term Loan, 4.00%, due 12/1/18	3,099
		15,913
Drugs (1.6%)
4,322	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	4,303
2,813	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	2,804
1,564	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 8/5/20	1,558
		8,665
Ecological Services & Equipment (0.6%)
3,182	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	3,159

Electronics - Electrical (5.4%)
2,965	Avago Technologies, Term Loan, 3.75%, due 5/6/21	2,956
4,811	BMC Software, Term Loan, 5.00%, due 9/10/20	4,775
5,526	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	5,502	¢^^
2,017	Epicor Software Corp., Term Loan B-2, 4.00%, due 5/16/18	2,015
3,138	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	3,119
119	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	119
4,034	Go Daddy, Term Loan, 4.75%, due 5/5/21	4,016
3,435	SkillSoft, First Lien Term Loan, 4.50%, due 4/28/21	3,422
1,575	SkillSoft, Second Lien Term Loan, 7.75%, due 4/28/22	1,544	Ñ
1,905	Vantiv, Term Loan B, 3.75%, due 6/13/21	1,906
		29,374
Equipment Leasing (0.5%)
3,001	AER/Int'l Lease Finance Corp., Term Loan, 3.50%, due 6/30/17	2,993

Financial Intermediaries (6.3%)
4,675	CITCO, Term Loan, 4.25%, due 6/29/18	4,678
105	First Data Corporation, Term Loan, 3.66%, due 3/24/17	104
2,520	First Data Corporation, Term Loan, 3.67%, due 3/23/18	2,496
4,661	First Data Corporation, Term Loan B, 3.67%, due 9/24/18	4,603
4,364	First Data Corporation, Term Loan, 4.16%, due 3/24/21	4,341
3,480	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	3,471	Ñ
5,229	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	5,232
4,154	SAM Finance, Term Loan, 4.25%, due 12/17/20	4,157
5,484	Walter Investment Mgmt., Term Loan B, 4.75%, due 12/18/20	5,397
		34,479
Food & Drug Retailers (1.0%)
2,315	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	2,302
3,240	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	3,264
		5,566
Food Products (2.9%)
4,207	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	4,131
3,217	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	3,190
1,550	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	1,504
2,825	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	2,823
2,831	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	2,805
1,390	Pinnacle Foods Finance LLC, Term Loan H, 3.25%, due 4/29/20	1,376
		15,829
Food Service (1.3%)
3,192	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	3,157
3,722	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	3,715
		6,872
Health Care (4.9%)
3,020	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	3,023
3,034	dj Orthopedics LLC, Term Loan B, 4.25%, due 9/15/17	3,036
2,493	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	2,490
2,594	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	2,595
3,476	Immucor, Term Loan B-2, 5.00%, due 8/19/18	3,479
2,655	Kindred Healthcare, Term Loan, 4.00%, due 4/9/21	2,630
4,450	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	4,426
2,760	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	2,752	¢^^
2,435	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	2,422	Ñ
		26,853
Home Furnishings (0.8%)
4,461	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	4,459

Industrial Equipment (4.3%)
3,090	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	3,074
1,615	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	1,623
2,585	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	2,593
3,050	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	3,052
1,538	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	1,561
3,535	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	3,536
1,375	Husky Injection Molding, Second Lien Term Loan, due 6/30/22	1,377	¢^^
2,351	Minimax Viking, Term Loan B1, 4.50%, due 8/14/20	2,356
4,258	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	4,247
		23,419
Insurance (0.8%)
2,673	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	2,619
1,535	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	1,531
		4,150
Leisure Goods - Activities - Movies (3.2%)
3,147	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	3,139
2,293	Bally Technologies, Term Loan B, 4.25%, due 11/25/20	2,291
2,875	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	2,859
4,362	Emerald Expositions Holdings, Term Loan, 4.75%, due 6/17/20	4,378
1,401	SRAM, First Lien Term Loan, 4.00%, due 4/10/20	1,376	Ñ
3,883	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	3,800
		17,843
Lodging & Casinos (8.2%)
3,008	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	3,003
1,084	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,085
1,381	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	1,400
1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	2,002
3,705	CityCenter, Term Loan B, 4.25%, due 10/16/20	3,700
1,565	Extended Stay, Term Loan, due 6/24/19	1,583	¢^^
1,429	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	1,420
640	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	643	Ñ
4,668	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	4,637
5,180	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	5,224
2,022	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	2,011	Ñ
2,006	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	1,998
1,562	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	1,536
2,752	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	2,835	Ñ¢^^
7,722	Station Casinos, Term Loan B, 4.25%, due 3/2/20	7,689	¢^^
3,980	Twin Rivers Casino, Term Loan, 5.25%, due 7/10/20	3,977
		44,743
Nonferrous Metals - Minerals (2.0%)
3,489	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	3,323
3,164	Arch Coal, Term Loan, 6.25%, due 5/16/18	3,097	¢^^
4,618	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	4,602
		11,022
Oil & Gas (0.8%)
2,075	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	2,068
2,450	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	2,496	Ñ
		4,564
Publishing (2.3%)
4,241	EMI Publishing, Term Loan B-2, 3.75%, due 6/29/18	4,224
3,934	Springer Science + Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	3,928
4,418	Tribune Company, Term Loan, 4.00%, due 12/27/20	4,401
		12,553
Radio & Television (4.5%)
1,605	Clear Channel, Term Loan B, 3.81%, due 1/29/16	1,588
5,654	Clear Channel, Term Loan D, 6.91%, due 1/30/19	5,540
4,115	Cumulus Media, Term Loan, 4.25%, due 12/23/20	4,112
3,633	Formula One, Term Loan B, 4.50%, due 4/30/19	3,604
5,159	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	5,124
4,914	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	4,880
		24,848
Retailers (except food & drug) (5.4%)
4,581	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/11/19	4,587
2,903	Amscan Holdings, Inc., Term Loan, 4.00%, due 7/27/19	2,872
1,095	Burlington Coat, Term Loan B, due 7/30/21	1,091	¢^^
2,772	Coinmach Corp., First Lien Term Loan, 4.25%, due 11/14/19	2,755
2,468	David's Bridal, Term Loan, 5.00%, due 10/11/19	2,389
2,849	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	2,865
2,988	J Crew Group, Inc., Term Loan, 4.00%, due 3/5/21	2,911
4,735	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	4,695
789	Michaels Stores Inc., Term Loan, 4.00%, due 1/28/20	784	¢^^
4,622	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	4,621
		29,570
Steel (1.5%)
5,486	FMG Resources, Term Loan, 3.75%, due 6/30/19	5,452
2,647	McJunkin Red Man Corporation, Term Loan, 5.00%, due 11/8/19	2,647
		8,099
Utilities (4.4%)
2,532	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	2,473
4,209	Calpine Corp., Term Loan, 4.00%, due 10/31/20	4,208
2,619	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	2,618
2,008	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	2,009
2,599	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	2,601
3,160	Essential Power, Term Loan, 4.75%, due 8/8/19	3,168
3,039	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	3,044
1,541	TXU Energy, Term Loan, 3.75%, due 5/5/16	1,550
2,650	TXU Energy, Term Loan, 4.25%, due 6/19/16	2,648
		24,319
	Total Bank Loan Obligations (Cost $509,044)	508,409

Corporate Debt Securities (3.9%)

Building & Construction (0.5%)
1,080	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	1,083
1,360	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,407
		2,490
Consumer - Commercial Lease Financing (0.3%)
1,450	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	1,432	ñ

Electric - Generation (0.3%)
1,270	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,410

Electric - Integrated (0.2%)
1,400	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,379	ñ

Gaming (0.2%)
1,260	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,392

Health Facilities (0.4%)
2,095	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	2,064	ñ

Media - Broadcast (0.8%)
1,380	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	1,416
1,380	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	1,415
1,355	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,423	ñ
		4,254
Media - Cable (0.2%)
1,225	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	1,390

Packaging (0.2%)
1,390	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	1,369	ñ

Software - Services (0.2%)
1,145	Ceridian LLC/Comdata, Inc., Guaranteed Notes, 8.13%, due 11/15/17	1,142	ñ

Support - Services (0.3%)
1,480	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	1,443

Telecom - Integrated Services (0.3%)
1,375	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	1,420
	Total Corporate Debt Securities (Cost $21,697)	21,185

NUMBER OF SHARES

Short-Term Investments (6.5%)
34	State Street Institutional Government Money Market Fund Premier Class	0
35,410,982	State Street Institutional Liquid Reserves Fund Premier Class	35,411	@

	Total Short-Term Investments (Cost $35,411)	35,411

	Total Investments (103.2%) (Cost $566,152)	565,005	##

	Liabilities, less cash, receivables and other assets [(3.2%)]	(17,394)

	Total Net Assets (100.0%)	$547,611

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Bank Loan Obligationsµ (8.8%)

All Telecom (1.3%)
6,127	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	6,141
1,560	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,554
35,090	Level 3 Financing Inc., Term Loan, due 7/1/15	35,090	¢^^Ñf
5,435	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	5,413
		48,198
Automotive (0.1%)
5,261	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	5,291

Building & Development (0.4%)

13,422	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	13,288	Ñ

Business Equipment & Services (0.4%)
7,705	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	7,704
4,875	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	4,806
		12,510
Cable & Satellite Television (0.6%)
6,434	Numericable (YPSO), Term Loan B-1, 4.50%, due 5/21/20	6,441
5,566	Numericable (YPSO), Term Loan B-2, 4.50%, due 5/21/20	5,572
10,000	Virgin Media, Term Loan, 3.50%, due 6/7/20	9,911
		21,924
Chemicals & Plastics (0.2%)
5,507	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	5,469

Ecological Services & Equipment (0.3%)
10,466	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	10,390

Electronics - Electrical (1.0%)
5,325	Avago Technologies, Term Loan, 3.75%, due 5/6/21	5,309
12,689	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	12,634
17,072	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	16,973	¢^^
		34,916
Financial Intermediaries (0.6%)
6,636	First Data Corporation, Term Loan, 3.66%, due 3/24/17	6,597
13,910	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	13,885
		20,482
Food Products (0.3%)
7,405	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	7,401
3,057	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	3,029
1,997	Pinnacle Foods Finance LLC, Term Loan H, 3.25%, due 4/29/20	1,978
		12,408
Food Service (0.6%)
10,175	Aramark Corporation, Term Loan, 3.25%, due 9/6/19	10,064
10,763	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	10,644
		20,708
Health Care (0.7%)
13,078	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	13,006
12,929	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	12,865	Ñ
		25,871
Lodging & Casinos (0.8%)
15,053	Graton Casino, Term Loan, 9.00%, due 8/22/18	15,486
169	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	168
13,681	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	13,795
		29,449
Nonferrous Metals - Minerals (0.2%)
7,742	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	7,716

Publishing (0.2%)
7,666	Tribune Company, Term Loan, 4.00%, due 12/27/20	7,637

Radio & Television (1.1%)
12,481	Clear Channel, Term Loan B, 3.81%, due 1/29/16	12,345
4,791	Clear Channel, Term Loan D, 6.91%, due 1/30/19	4,695
6,429	Clear Channel, Term Loan E, 7.66%, due 7/30/19	6,403
9,975	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	9,908
5,802	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	5,762
		39,113
	Total Bank Loan Obligations (Cost $314,045)	315,370

Corporate Debt Securities (86.3%)

Aerospace & Defense (0.3%)
5,767	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	5,652	ñ
5,635	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	5,832	ñ
		11,484
Automakers (0.5%)
11,670	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	12,429	@
6,445	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	7,073
		19,502
Beverages (0.1%)
3,040	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	2,979

Building & Construction (1.5%)
6,670	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	6,570
11,665	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	12,306
6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,381
10,750	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	10,320	@
4,430	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,341
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,548
11,285	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	11,116	ñ
		54,582
Building Materials (0.9%)
17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	20,542	@
12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,052	ñ
		33,594
Chemicals (1.6%)
5,645	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	6,012
7,610	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	7,667
11,235	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	12,218
3,895	INEOS Finance PLC, Senior Secured Notes, 8.38%, due 2/15/19	4,206	ñ
19,985	PQ Corp., Secured Notes, 8.75%, due 5/1/18	21,384	ñ
4,525	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	4,808	ñ
		56,295
Consumer - Commercial Lease Financing (6.4%)
14,580	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	14,361	ñ
19,575	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	19,379	ñ
7,600	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	7,733
11,055	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	11,995	@
20,640	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	24,149	@
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,268
14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,639	ñ
23,205	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	23,089
6,055	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	6,418
11,325	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	13,024
4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,892
15,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	16,845
8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	10,211
10,345	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	10,707
26,980	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	26,983
23,125	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	22,547
		230,240
Consumer - Products (0.1%)
3,640	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	3,713	c

Department Stores (0.2%)
6,151	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	5,559

Electric - Generation (2.1%)
3,105	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	3,276	ñ
6,910	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	7,670
18,776	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	20,184
26,625	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	28,888
13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,751	ñ
		73,769
Electric - Integrated (0.4%)
4,045	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	4,257
9,830	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	9,683	ñ
		13,940
Electronics (0.4%)
6,490	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	6,587
3,403	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	3,616
5,600	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	5,768	ñ
		15,971
Energy - Exploration & Production (10.0%)
12,850	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	12,818	ñ
6,200	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	6,277
5,150	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	5,562
10,220	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	11,389
1,465	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,590
12,950	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	12,918
5,330	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	5,823
8,880	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	9,191
14,810	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	13,847
35,076	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	38,847
20,212	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	19,757
8,070	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	8,110
37,795	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	38,362
13,160	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	13,900
25,225	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	26,423
32,348	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	35,259	@
12,900	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	13,932
4,945	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	5,217
2,458	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	2,519
10,990	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	11,072
9,790	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	9,961
2,830	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	2,887
10,490	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	10,910
16,905	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	18,004
16,495	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	17,196
7,275	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	7,621
		359,392
Food & Drug Retailers (0.5%)
6,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	6,938
11,624	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	12,598
		19,536
Food - Wholesale (0.1%)
3,860	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	3,821	ñ

Gaming (5.8%)
6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,496
3,395	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,446
21,205	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	21,523
5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,357
11,540	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	12,838	ñ
6,855	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	7,266
8,875	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	9,097
22,020	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	25,598
3,115	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	3,575
6,390	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	6,390	ñ
28,225	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	30,483
13,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	14,365
12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	12,567	ñ
5,635	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	5,804
10,465	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	11,211
19,710	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	20,843
8,987	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	9,684
		206,543
Gas Distribution (4.4%)
3,475	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	3,657
8,514	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	9,099
4,075	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	4,197
4,340	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 3/15/24	4,470
18,885	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	19,877
17,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	18,715
7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	8,672
6,280	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	6,406	ñ
13,325	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	13,891	ñ
1,990	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 5.50%, due 2/15/23	2,065
8,113	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	7,991
12,890	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	13,438
3,600	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	3,843
10,485	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	10,957
15,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.00%, due 10/1/22	14,813
5,340	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	5,393
6,535	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	6,225
4,397	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.38%, due 8/1/21	4,716
		158,425
Health Facilities (5.9%)
9,195	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	9,229	ñ
4,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	4,787
5,220	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,599
4,720	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	4,755	ñ
11,970	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	12,239	ñ
8,400	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	9,303
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,384
13,005	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	12,810
4,910	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,180
5,050	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	5,330
7,940	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	8,625
2,815	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	2,780
9,735	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	9,662
24,890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	26,321
7,540	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	7,710
4,210	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	4,294
9,625	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	10,419
4,460	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	4,393	ñ
9,530	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	10,007
5,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.00%, due 8/1/20	5,338
7,820	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	8,211
21,610	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	24,149
4,825	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	4,632
12,420	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	13,476
		210,633
Health Services (0.3%)
5,190	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	5,125	ñ
5,595	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	5,707	ñ
		10,832
Investments & Misc. Financial Services (1.2%)
14,160	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	14,089
8,820	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	8,864
20,950	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	21,369	ñ
		44,322
Leisure (0.2%)
5,845	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	5,903

Machinery (0.9%)
9,730	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	11,104
5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,669
6,095	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,385
6,760	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,402
		30,560
Managed Care (0.2%)
6,775	MPH Acquisition Holdings LLC, Guaranteed Notes, 6.63%, due 4/1/22	6,944	ñ

Media - Broadcast (3.1%)
6,351	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	6,954
13,750	Clear Channel Communications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	12,581
3,478	Clear Channel Communications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	3,321
6,750	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	6,927
28,148	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	30,963
2,065	Clear Channel Communications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	1,797
17,195	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	17,625
14,831	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	15,573	ñ
2,275	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	2,446	ñ
10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	11,151	ñ
		109,338
Media - Cable (4.5%)
18,930	Altice SA, Senior Secured Notes, 7.75%, due 5/15/22	19,356	ñ
3,840	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	4,003
8,750	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,122
5,245	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	5,140
1,990	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	1,921
13,372	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	13,773	ñ
11,112	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	10,695	ñ
5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,773
9,850	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	10,047
17,449	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	19,194
4,135	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	4,321
4,370	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	4,283
15,015	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	15,090	ñ
18,070	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	18,070	ñ
4,265	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	4,286	ñ
1,990	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.50%, due 1/15/23	2,000	ñ
9,060	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	9,558	ñ
5,725	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	5,782	ñ
		162,414
Media - Diversified (1.2%)
14,955	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	15,534
12,430	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	12,710	ñ
4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,585
9,845	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	10,116
		42,945
Media - Services (1.4%)
13,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	13,749
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,337
11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	11,776
10,000	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	10,175	ñ
9,670	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	9,525	ñ
		49,562
Medical Products (0.8%)
7,990	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	8,429
4,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	4,819	ñ
330	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	361	ñ
7,360	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	8,133	ñ
8,450	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	8,482	ñ
		30,224
Metals - Mining Excluding Steel (2.5%)
18,225	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	15,901
20,293	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	13,698
14,325	Alpha Natural Resources, Inc., Secured Notes, 7.50%, due 8/1/20	13,215	ñ
18,445	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	11,989
8,040	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	6,151
1,784	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	1,186
10,560	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	6,864
18,470	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	18,678	ñØ
6,310	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	3,029
		90,711
Packaging (3.5%)
41,035	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	45,754	@
4,900	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	4,777
3,075	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	3,044	ñ
5,960	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	5,871	ñ
6,648	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,196
28,100	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	30,278
16,590	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	17,648
4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,818
5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,125
		125,511
Pharmaceuticals (2.6%)
6,370	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,705	ñ
3,050	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	3,225	ñ
21,315	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	20,569	ñ
1,950	Jaguar Holding Co. I, Senior Unsecured Notes, 9.38%, due 10/15/17	1,984	ñc
9,995	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	10,795	ñ
3,370	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	3,522	ñ
3,386	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	3,496	ñ
38,897	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	40,161	ñ
3,480	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.63%, due 12/1/21	3,445	ñ
		93,902
Printing & Publishing (2.0%)
2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,850
24,035	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	28,241
17,115	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	19,126
10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	12,001
4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	4,906
4,365	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	4,321
		71,445
Real Estate Dev. & Mgt. (0.2%)
5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,722	ñ

Software - Services (4.1%)
6,270	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	6,928	ñ
6,235	Ceridian LLC/Comdata, Inc., Guaranteed Notes, 8.13%, due 11/15/17	6,220	ñ
13,374	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	15,146
35,242	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	42,224	@
5,700	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	6,473
4,316	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	5,039
4,840	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	4,888	ñ
9,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	9,090	ñc
18,805	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	20,309	ñ
1,887	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	1,971
18,105	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	18,558
3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	4,024
6,520	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	6,846
		147,716
Specialty Retail (0.7%)
6,455	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	6,826
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,775
1,890	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	2,107
3,835	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	4,027
1,849	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	1,868	ñc@
5,295	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	5,705
		24,308
Steel Producers - Products (1.3%)
8,015	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,556
22,614	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	23,518
13,190	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	13,751
		45,825
Support - Services (3.2%)
2,945	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	2,945
16,870	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	16,448
2,845	APX Group, Inc., Senior Unsecured Notes, 8.75%, due 12/1/20	2,774	ñ
5,000	Hertz Corp., Guaranteed Notes, 6.75%, due 4/15/19	5,225
5,885	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	6,003
10,170	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	10,933
148	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	154
20,025	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	20,025
20,420	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	21,594
11,879	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	12,146
5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,285
8,660	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	9,450
		113,982
Telecom - Integrated Services (5.8%)
10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	10,425
3,065	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	3,295
3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	4,117
25,602	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	27,266
7,880	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	8,609
4,115	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	4,547
5,380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	5,609
7,365	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	8,129
8,360	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	8,820
15,885	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	15,249
10,185	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	10,414
9,570	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	9,929
11,560	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	12,369
16,915	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	18,057
12,320	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	13,398
6,155	Telecom Italia Capital SA, Guaranteed Notes, 6.00%, due 9/30/34	6,032
5,540	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	5,374	ñ
5,265	tw telecom holdings, inc., Guaranteed Notes, 5.38%, due 10/1/22	5,712
9,570	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	9,654
4,075	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	4,396
15,995	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	17,235
		208,636
Telecom - Wireless (4.6%)
11,075	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	10,964
9,035	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	8,945	ñ
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,057
10,985	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	10,710
21,845	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	24,248
17,685	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	18,835	ñ
15,330	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	16,441	ñ
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,524	ñ
3,135	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	3,315
19,045	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	19,902
10,210	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	10,720
3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,848
3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,855
5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,420
3,025	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	3,146
12,660	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	12,375	ñ
		165,305
Telecommunication Equipment (0.3%)
2,325	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	2,302	ñ
8,170	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	8,129	ñ
		10,431
Theaters & Entertainment (0.5%)
16,600	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	17,430	ñ
	Total Corporate Debt Securities (Cost $3,021,322)	3,093,946

NUMBER OF SHARES

Short-Term Investments (3.3%)
117,493,746	State Street Institutional Liquid Reserves Fund Premier Class (Cost $117,494)	117,494

	Total Investments (98.4%) (Cost $3,452,861)	3,526,810	##

	Cash, receivables and other assets, less liabilities (1.6%)	58,075

	Total Net Assets (100.0%)	$3,584,885

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT ($000's omitted)	VALUE ($000's omitted)		† z

Municipal Notes (98.7%)

Alabama (0.6%)
1,000	Columbia IDB PCR (Alabama Pwr. Co. Proj.), Ser. 1995-A, 0.08%, due 5/1/22	1,000	µß

Arizona (0.4%)
575	Tucson Cert. of Participation Ref., Ser. 2014, (AGM Insured), 4.00%, due 7/1/21	638

Arkansas (0.8%)
1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,190

California (10.7%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	777
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,388
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,054	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	565	ß
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	280	ß
2,500	Deutsche Bank Spears/Lifers Trust Var. Sts. (Anaheim California Pub. Imp.), Ser. 2008-DB665, (AGM Insured), 0.21%, due 9/1/30	2,500	ñµd
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	845
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,562
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	217
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	323
500	Orange Co. Trans. Au. Toll Road Sr. Lien Rev. (91 Express Lanes), Ser. 2013, 5.00%, due 8/15/21	586
625	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	640
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,086
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,786
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	473
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	390
440	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	438
		16,910
Colorado (1.5%)
1,000	Commerce City No. Infrastructure Gen. Imp. Dist. G.O., Ser. 2013, (AGM Insured), 5.00%, due 12/1/24	1,138
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	770
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	528
		2,436
District of Columbia (1.7%)
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	532	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	404	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,140	ß
505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	504	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	184	ß
		2,764
Florida (10.2%)
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,113
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,467
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,446
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,441	µ
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,033
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,163
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	740
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,401	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,749	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,168
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,381
		16,102
Georgia (3.6%)
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,032	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,910	ß
1,000	Fulton Co. Dev. Au. Rev. (Morehouse College Proj.), Ser. 2007, (AMBAC Insured), 5.00%, due 12/1/19	1,093	ß
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,241
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	502	µß
		5,778
Illinois (9.8%)
1,250	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	1,319
250	Chicago G.O. Ref., Ser. 2014-A, 5.00%, due 1/1/35	253
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,109
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,334
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,702
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,093
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,312
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,222
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	475
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,103
1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,013
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	505
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	540
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	982
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,551
		15,513
Indiana (5.9%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,043
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	513	ß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,277	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,854
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,081
1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,446
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,202	µß
		9,416
Kansas (0.5%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	750	ß

Louisiana (1.9%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,374
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	414
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	573
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	582
		2,943
Massachusetts (0.5%)
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	325
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	527	ß
		852
Michigan (2.3%)
2,000	Brighton Area Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2013-II, 5.00%, due 5/1/20	2,304
350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	361
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	904	µß
		3,569
Minnesota (0.5%)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	867

Mississippi (3.3%)
300	Jackson Co. Port Fac. Rev. (Chevron, U.S.A., Inc. Proj.), Ser. 1993, 0.04%, due 6/1/23	300	µß
1,230	Lamar Co. Sch. Dist. Ref. G.O., Ser. 2013, 2.63%, due 6/1/19	1,272
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,198
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,500
1,000	Mississippi St. Bus. Fin. Commission Gulf Opportunity Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2009-C, 0.04%, due 12/1/30	1,000	µß
		5,270
Missouri (0.5%)
700	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. (BJC Hlth. Sys.), Ser. 2014, 5.00%, due 1/1/20	822	ß

Montana (1.3%)
2,000	Livingston Rev. RANS (Livingston Healthcare Proj.), Ser. 2013, 2.00%, due 12/1/15	2,003	ß

Nevada (0.5%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	860

New Jersey (5.1%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	338
625	Hudson Co. Correctional Fac. Cert. of Participation, Ser. 2013, (AGM Insured), 3.00%, due 12/1/21	628
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	166
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,135
1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,155
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,153
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,337
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	385
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	391
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	325
		8,013
New York (7.7%)
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	970
485	Long Beach G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	529
500	Long Beach G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	540
520	Long Beach G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	559
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,134
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	2,282
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,165
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	875
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,065
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,178
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	914	ß
		12,211
North Carolina (0.7%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	760
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	333	ß
		1,093
Ohio (0.9%)
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	459
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	925
		1,384
Oregon (0.3%)
500	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	507

Pennsylvania (2.8%)
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	1,029
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,314
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,079
		4,422
Puerto Rico (0.8%)
750	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	754
500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	501	ß
		1,255
Rhode Island (2.4%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,304
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,278	ß
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,291
		3,873
South Carolina (2.3%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,013
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,615
		3,628
Tennessee (3.0%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,053
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,113	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,654
		4,820
Texas (10.3%)
250	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	282
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	821
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	778
335	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	375
2,000	Denton Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2014-B, 2.00%, due 8/1/44 Putable 8/1/19	2,042	µ
250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	251
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	480
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	256	ß
1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,113
2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	2,010	µ
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,259
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,479
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,696
160	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	174	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	215	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	213	ß
225	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	238	ß
220	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	231	ß
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	401
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	599
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,106
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	278
		16,297
Utah (2.5%)
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	491	ß
2,250	Utah St. Transit Au. Sales Tax Rev. Ref., Subser. 2014-B, 1.60%, due 6/15/18	2,287
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,124
		3,902
Virginia (2.4%)
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,120
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,714
		3,834
Washington (1.0%)
710	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	784
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	846
		1,630

	Total Investments (98.7%) (Cost $151,323)	156,552	##

	Cash, receivables and other assets, less liabilities (1.3%)	2,032

	Total Net Assets (100.0%)	$158,584

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman New York Municipal Income Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE	†
($000's omitted)		($000's omitted)	z

Municipal Notes (100.8%)

New York (100.2%)
1,425	Addison Central Sch. Dist. Ref. G.O., Ser. 2012, 5.00%, due 6/1/19	1,644
225	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/21	260	ß
150	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/22	173	ß
135	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 4.00%, due 7/1/23	145	ß
115	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/25	131	ß
295	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 4.00%, due 6/15/15	303
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,140
750	Ithaca Ref. G.O., Ser. 2012-A, 3.00%, due 1/15/16	780
400	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/26	454
400	Long Beach, NY G.O., Ser. 2014-A, 2.00%, due 11/15/15	407
825	Long Beach, NY G.O., Ser. 2014-A, (BAM Insured), 2.50%, due 11/15/16	855
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	577
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,781
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,423
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	390	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/15	102	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/16	104	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	108	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	109	ß
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	133	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/21	115	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	114	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	114	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/24	114	ß
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	338	ß
800	Nassau Co. IDA Civic Fac. Rev. Ref. & Impt. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.), 0.06%, due 1/1/34	800	µß
415	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Oblig. Group Proj.), Ser. 2014, 4.00%, due 7/1/18	454	ß
300	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Oblig. Group Proj.), Ser. 2014, 5.00%, due 7/1/27	331	ß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	380
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	525
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	389
480	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/20	534
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,004
330	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.45%, due 11/1/14	332
340	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.60%, due 5/1/15	348
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,127
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,195
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,337
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	328	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,247
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,554
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	786	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	588	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	571	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	591	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,268	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,264
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	231	ß
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	328
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,402
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	571
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19	2,531	ß@
3,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref. (Gen. Purp. Bonds), Ser. 2012-A, 5.00%, due 12/15/29	3,465
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	581
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,081
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental. Hlth. Svcs. Fac. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,727
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,331	@
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,787
500	New York St. Env. Facs. Corp. Rev. (United Wtr. New Rochelle), Ser. 2010-A, 4.88%, due 9/1/40	524	ß
2,000	New York St. G.O., Ser. 2008-E-1, 6.25%, due 10/15/28	2,383
905	New York St. G.O., Ser. 2013-G, 5.00%, due 8/1/21	1,080
1,100	New York St. HFA Rev. (Gotham West Hsg.), Ser. 2011-A2, (LOC: Wells Fargo Bank N.A.), 0.05%, due 5/1/45	1,100	µß
465	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.13%, due 9/15/26	462
760	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.25%, due 9/15/27	757
1,900	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-A, (LOC: Wells Fargo Bank N.A.), 0.05%, due 12/1/29	1,900	µß
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	773	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	725	ß
500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	522	Ø
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,065
500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	546	Ø
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	593
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	809
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,129	ß
500	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	534
750	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	763
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,726
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,178
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	376	ß
		67,747
Puerto Rico (0.6%)
450	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	452

	Total Investments (100.8%) (Cost $65,942)	68,199	##

	Liabilities, less cash, receivables and other assets [(0.8%)]	(568)

	Total Net Assets (100.0%)	$67,631

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (14.0%)
4,460	U.S. Treasury Notes, 0.25%, due 11/30/14 – 12/31/15	4,463
1,500	U.S. Treasury Notes, 0.13%, due 12/31/14	1,501
1,350	U.S. Treasury Notes, 0.38%, due 1/31/16	1,352
2,100	U.S. Treasury Notes, 0.88%, due 7/15/17	2,092
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $9,406)	9,408

Mortgage-Backed Securities (33.5%)

Adjustable Mixed Balance (0.1%)
101	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	98	µ

Collateralized Mortgage Obligations (1.7%)
378	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	401	ñ
729	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.50%, due 5/25/34	732	µ
		1,133
Commercial Mortgage-Backed (21.8%)
427	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	434
602	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	604
46	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	46	µ
1,618	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,611
367	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	367
623	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	619
800	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	800
616	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	658	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4
395	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	428
1,500	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,572
1,284	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	1,281
604	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	633
1,493	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,500
269	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	272	ñ
966	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	994
1,134	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,187
261	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	263	ñ
1,350	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	1,350	Ø
		14,623
Mortgage-Backed Non-Agency (2.1%)
1,072	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,146	ñ
220	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	235	ñ
		1,381
Fannie Mae (3.9%)
790	Pass-Through Certificates, 3.50%, due 10/1/25	833
1,286	Pass-Through Certificates, 3.00%, due 9/1/27	1,329
403	Pass-Through Certificates, 4.50%, due 4/1/39	434
		2,596
Freddie Mac (3.9%)
2	ARM Certificates, 1.63%, due 1/1/17	2	µ
787	Pass-Through Certificates, 3.50%, due 5/1/26	828
1,063	Pass-Through Certificates, 3.00%, due 1/1/27	1,094
631	Pass-Through Certificates, 4.50%, due 11/1/39	678
		2,602
	Total Mortgage-Backed Securities (Cost $22,722)	22,433

Corporate Debt Securities (34.2%)

Aerospace & Defense (0.1%)
60	L-3 Communications Corp., Guaranteed Notes, 1.50%, due 5/28/17	60

Auto Manufacturers (1.5%)
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	290	ñ
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	527
200	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	200	ñ
		1,017
Banks (13.2%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	306
360	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	375
965	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	963
660	Deutsche Bank AG, Senior Unsecured Notes, 1.35%, due 5/30/17	658
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	399
1,850	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,852	@
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	230	ñ
155	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	157
1,330	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	1,334
470	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	471
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,278	@
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	826	@
		8,849
Beverages (0.1%)
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ

Commercial Services (0.1%)
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ

Computers (2.7%)
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	433
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,402	@
		1,835
Diversified Financial Services (4.2%)
540	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	543	ñ
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	459
455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	459
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	533
390	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	395
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	417	ñ
		2,806
Electric (0.4%)
260	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	260	ñ

Electronics (0.4%)
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	285

Food (0.6%)
170	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	172
215	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	216	ñ
		388
Healthcare - Products (0.2%)
140	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	139

Healthcare - Services (0.2%)
140	Ventas Realty LP, Guaranteed Notes, 1.25%, due 4/17/17	140

Home Furnishings (0.3%)
180	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	180

Internet (0.6%)
405	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	405

Machinery Diversified (0.7%)
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	492

Media (2.2%)
695	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.77%, due 4/15/16	698	ñµ@
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
590	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	653
		1,451
Mining (0.5%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	361

Oil & Gas (1.6%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	668
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	200
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	191
		1,059
Pharmaceuticals (1.9%)
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	418
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	688	@
		1,261
Pipelines (0.7%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	216
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241
		457
Real Estate Investment Trusts (0.7%)
430	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	430	ñ

Telecommunications (1.3%)
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	324
525	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	542
		866
	Total Corporate Debt Securities (Cost $22,898)	22,911

Asset-Backed Securities (17.3%)
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.39%, due 5/15/20	2,073	µ
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.42%, due 9/16/19	676	µ
1,437	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.23%, due 12/16/19	1,431	µ
845	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	844
1,300	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.42%, due 5/15/19	1,303	µ
1,200	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.26%, due 4/24/17	1,200	µ
1,650	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,650
650	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	649
154	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.32%, due 11/23/22	154	µ
146	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.38%, due 1/25/21	146	µ
861	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.31%, due 4/25/23	859	µ
691	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.33%, due 6/25/36	645	µ
	Total Asset-Backed Securities (Cost $11,664)	11,630

NUMBER OF SHARES

Short-Term Investments (4.9%)
3,255,205	State Street Institutional Liquid Reserves Fund Premier Class (Cost $3,255)	3,255

	Total Investments (103.9%) (Cost $69,945)	69,637	##

	Liabilities, less cash, receivables and other assets [(3.9%)]	(2,634	)¢¢

	Total Net Assets (100.0%)	$67,003

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Short Duration High Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Bank Loan Obligationsµ (9.1%)

Air Transport (0.1%)
250	Delta Air Lines, Term Loan, 3.25%, due 4/20/17	250

All Telecom (1.1%)
198	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	198
905	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	901
785	Level 3 Financing Inc., Term Loan, due 7/1/15	785	¢^^Ñf
255	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	254
		2,138
Automotive (0.3%)
188	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	187
399	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	402
		589
Building & Development (0.3%)
597	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	591	Ñ

Business Equipment & Services (0.6%)
387	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	387
404	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	404
305	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	301
		1,092
Chemicals & Plastics (0.3%)
198	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	197
266	PQ Corporation, Term Loan, 4.00%, due 8/7/17	266
		463
Containers & Glass Products (0.5%)
913	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	901

Electronics - Electrical (0.4%)
380	Arris Group, Term Loan B, 3.50%, due 4/17/20	378	¢^^
394	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	392
		770
Financial Intermediaries (1.2%)
235	AER/Int'l Lease Finance Corp., Term Loan, 3.50%, due 3/6/21	234
255	First Data Corporation, Term Loan, 3.66%, due 3/24/17	253
620	First Data Corporation, Term Loan, 3.67%, due 3/23/18	614
720	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	719
483	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	475
		2,295
Food & Drug Retailers (0.2%)
55	Rite Aid Corp., Second Lien Term Loan 1, 5.75%, due 8/21/20	56
380	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	383
		439
Food Service (0.3%)
484	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	478

Health Care (0.5%)
997	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	992

Leisure Goods - Activities - Movies (0.2%)
263	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	258

Lodging & Casinos (1.8%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	407
568	CityCenter, Term Loan B, 4.25%, due 10/16/20	567
451	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	448
1,005	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,013
987	Station Casinos, Term Loan B, 4.25%, due 3/2/20	983
		3,418
Nonferrous Metals - Minerals (0.1%)
231	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	230

Publishing (0.4%)
796	Tribune Company, Term Loan, 4.00%, due 12/27/20	793

Radio & Television (0.3%)
415	Clear Channel, Term Loan B, 3.81%, due 1/29/16	411
202	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	201
		612
Retailers (except food & drug) (0.2%)
289	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	288

Steel (0.2%)
399	FMG Resources, Term Loan, 3.75%, due 6/30/19	397

Utilities (0.1%)
236	TXU Energy, Term Loan, 3.75%, due 5/5/16	238

	Total Bank Loan Obligations (Cost $17,286)	17,232

Corporate Debt Securities (87.3%)

Aerospace & Defense (1.1%)
410	Bombardier, Inc., Senior Unsecured Notes, 4.25%, due 1/15/16	414	ñ
545	Bombardier, Inc., Senior Unsecured Notes, 7.50%, due 3/15/18	596	ñ
765	Bombardier, Inc., Senior Unsecured Notes, 4.75%, due 4/15/19	741	ñ
405	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	419	ñ
		2,170
Airlines (0.6%)
845	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	848	ñ
181	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	206
		1,054
Auto Loans (1.0%)
235	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	237
1,635	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	1,713
		1,950
Auto Parts & Equipment (0.6%)
480	Allison Transmission, Inc., Guaranteed Notes, 7.13%, due 5/15/19	506	ñ
635	Schaeffler Finance BV, Senior Secured Notes, 7.75%, due 2/15/17	708	ñ
		1,214
Automakers (1.1%)
2,015	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	2,146

Building & Construction (3.3%)
1,590	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	1,594
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,257	@
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	156
200	Lennar Corp., Guaranteed Notes, 4.50%, due 6/15/19	200
120	Ryland Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	138
635	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	675	@
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	325
820	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	941
820	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 7.75%, due 4/15/20	877	ñ
		6,163
Building Materials (1.1%)
605	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	659
175	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	175	ñ
230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	242
925	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	967	ñ
		2,043
Chemicals (3.0%)
1,475	Ashland, Inc., Senior Unsecured Notes, 3.00%, due 3/15/16	1,484
1,240	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	1,321
1,230	INEOS Group Holdings SA, Guaranteed Notes, 6.13%, due 8/15/18	1,242	ñ
665	PQ Corp., Secured Notes, 8.75%, due 5/1/18	711	ñ
825	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	877	ñ
		5,635
Computer Hardware (0.5%)
860	Seagate HDD Cayman, Guaranteed Notes, 3.75%, due 11/15/18	871	ñ

Consumer - Commercial Lease Financing (7.4%)
700	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	691	ñ
775	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	763	ñ
2,240	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,279
265	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	270
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	738
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,257
425	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	461
400	Ally Financial, Inc., Guaranteed Notes, 4.75%, due 9/10/18	416
601	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	615	ñ
80	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	81	ñ
755	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	794	@
960	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	989
875	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	871
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	619
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	333
1,125	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,299
1,290	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,335
130	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	130
		13,941
Consumer - Products (0.2%)
360	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	367	c

Department Stores (0.1%)
320	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	289

Electric - Generation (1.4%)
1,425	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,582
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,075
		2,657
Electric - Integrated (1.4%)
775	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	825	ñ
665	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	700
1,105	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,089	ñ
		2,614
Electronics (0.3%)
575	NXP BV Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	578	ñ

Energy - Exploration & Production (7.8%)
410	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	427
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	767
935	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,010
405	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	459
215	Chesapeake Energy Corp., Guaranteed Notes, 3.48%, due 4/15/19	215	µ
595	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	585
1,535	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,700
125	EP Energy LLC/Everest Acquisition Finance, Inc., Secured Notes, 6.88%, due 5/1/19	131
1,045	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	1,021
315	Legacy Reserves L.P./Legacy Reserves Finance Corp., Guaranteed Notes, 6.63%, due 12/1/21	316	ñ
450	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	457
2,135	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,255
180	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	189
1,705	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	1,790
895	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	931
360	SM Energy Co., Senior Unsecured Notes, 6.63%, due 2/15/19	374
1,130	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	1,184
905	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	950
		14,761
Gaming (4.2%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	354
375	Eldorado Resorts LLC/Eldorado Capital Corp., Senior Secured Notes, 8.63%, due 6/15/19	399	ñ
695	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	706
1,285	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,430	ñ
365	Isle of Capri Casinos, Inc., Guaranteed Notes, 7.75%, due 3/15/19	383
435	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	461
275	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	299
385	MGM Mirage, Inc., Guaranteed Notes, 7.63%, due 1/15/17	425
1,435	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,668
975	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,077
225	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	235	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	238
315	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	339
		8,014
Gas Distribution (4.2%)
850	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	895
580	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	610
2,065	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	2,153
845	El Paso Corp., Guaranteed Notes, 7.00%, due 6/15/17	932
675	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	754
1,145	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	1,182
81	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	85
510	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	532
345	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	368
425	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	456
		7,967
Health Facilities (6.1%)
770	Amsurg Corp., Guaranteed Notes, 5.63%, due 11/30/20	783
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	461
1,335	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,432
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	542	ñ
330	DaVita HealthCare Partners, Inc., Guaranteed Notes, 6.63%, due 11/1/20	347
315	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	313
1,210	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,314
890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	941
750	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	806
480	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	511
1,360	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,472
1,475	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	1,453	ñ
180	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	195
945	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	936	ñØ
		11,506
Health Services (0.3%)
457	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	490

Hotels (0.6%)
1,010	Felcor Lodging L.P., Senior Secured Notes, 6.75%, due 6/1/19	1,055	@

Investments & Misc. Financial Services (1.2%)
1,805	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,796
465	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	467
		2,263
Leisure (0.2%)
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	395

Machinery (2.1%)
1,905	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,174
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	71
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	214
385	CNH Industrial Capital LLC, Senior Unsecured Notes, 3.38%, due 7/15/19	376	ñ
750	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	797
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	328
		3,960
Media - Broadcast (1.5%)
415	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	454
790	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	810
1,440	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,512	ñ
		2,776
Media - Cable (4.8%)
400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	417	@
365	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	389
1,245	CCO Holdings LLC, Guaranteed Notes, 7.38%, due 6/1/20	1,329
670	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	690	ñ
895	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	1,016
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,040
1,220	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,299
850	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	854	ñ
445	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	470	ñ
840	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	881
680	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	754
		9,139
Media - Diversified (1.8%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	261
740	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	769
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	717
1,704	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	1,751
		3,498
Media - Services (0.8%)
1,515	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,591

Medical Products (0.8%)
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	640
715	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	790	ñ
		1,430
Metals - Mining Excluding Steel (2.4%)
550	Alcoa, Inc., Senior Unsecured Notes, 5.72%, due 2/23/19	601
490	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	331
310	Alpha Natural Resources, Inc., Secured Notes, 7.50%, due 8/1/20	286	ñ
380	Arch Coal, Inc., Secured Notes, 8.00%, due 1/15/19	367	ñ
425	CONSOL Energy, Inc., Guaranteed Notes, 8.25%, due 4/1/20	453
520	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	529	ñ
880	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	941
1,070	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,067
		4,575
Packaging (1.7%)
130	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	129	ñ
475	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	468	ñ
380	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	411
250	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	259
1,470	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	1,564
350	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	356
		3,187
Pharmaceuticals (2.1%)
720	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	758	ñ
105	Jaguar Holding Co. I, Senior Unsecured Notes, 9.38%, due 10/15/17	107	ñc
660	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	713	ñ
460	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	474	ñ
845	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	883	ñ
915	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	944	ñ
		3,879
Printing & Publishing (0.7%)
168	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	190
900	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,058
		1,248
Software - Services (3.1%)
200	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	221	ñ
460	Ceridian LLC/Comdata, Inc., Guaranteed Notes, 8.13%, due 11/15/17	459	ñ
2,045	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	2,152	ñ
482	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	487	ñ
700	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	707	ñc
510	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	551	ñ
153	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	160
405	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	428
576	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	605
		5,770
Specialty Retail (1.4%)
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	779
675	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	665	ñ
675	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	727
460	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	490
		2,661
Steel Producers - Products (2.3%)
430	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 2/25/15	433
1,730	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	1,782	@
415	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	443
1,555	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,656
		4,314
Support - Services (3.5%)
1,145	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	1,145
355	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	346
575	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 4.88%, due 11/15/17	594
1,315	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 2.98%, due 12/1/17	1,305	µ
435	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	439
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	385
1,045	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,123
289	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	306
885	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	921
		6,564
Telecom - Integrated Services (6.2%)
1,140	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,189
1,260	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	1,436
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,171
340	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	375
970	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,023
195	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	201
415	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	444
1,060	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,132
650	Telecom Italia Capital SA, Guaranteed Notes, 7.18%, due 6/18/19	735
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,189	ñ
2,455	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	2,805	@
		11,700
Telecom - Wireless (3.9%)
645	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	669
1,070	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,145	@
1,600	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	1,824
185	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	191
1,790	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	1,866
650	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	679
955	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	933	ñ
		7,307
Telecommunication Equipment (0.2%)
465	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	460	ñ

Theaters & Entertainment (0.3%)
520	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	546	ñ
	Total Corporate Debt Securities (Cost $166,603)	164,748

Convertible Bonds (0.3%)
645	Alpha Appalachia Holdings, Inc., Guaranteed Notes, 3.25%, due 8/1/15 (Cost $635)	630

NUMBER OF SHARES

Short-Term Investments (1.9%)
3,465,661	State Street Institutional Liquid Reserves Fund Premier Class (Cost $3,466)	3,466

	Total Investments (98.6%) (Cost $187,990)	186,076	##

	Cash, receivables and other assets, less liabilities (1.4%)	2,606

	Total Net Assets (100.0%)	$188,682

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE	†
(000's omitted)			(000's omitted)	z

Bank Loan Obligationsµ (11.2%)

Aerospace & Defense (0.1%)
	$1,016	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	1,011

Air Transport (0.1%)
	1,359	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	1,358

All Telecom (0.4%)
	965	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	967
	1,120	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,116
	810	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	808
	1,330	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	1,325
	1,460	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	1,454
			5,670
Automotive (0.4%)
	1,308	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	1,303
	240	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	239
	1,077	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	1,068
	795	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	792
	1,389	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	1,388
	335	Navistar, Inc., Term Loan B, due 8/17/17	337	¢^^
	971	TI Group Automotive, Term Loan, 4.25%, due 7/2/21	968
			6,095
Building & Development (0.3%)
	164	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	163
	940	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	960
	130	Gates Global LLC, Term Loan, 4.25%, due 7/5/21	129
	399	Ply Gem Industries, Inc., Term Loan, 4.00%, due 2/1/21	395
	1,929	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	1,910	Ñ
			3,557
Business Equipment & Services (1.2%)
	1,594	Acosta Inc., Term Loan B, 4.25%, due 3/2/18	1,593
	795	Advantage Sales & Marketing, Term Loan B, due 7/15/21	790	¢^^
	27	Advantage Sales & Marketing, Term Loan B, due 7/15/21	26	¢^^
	395	Advantage Sales & Marketing, Second Lien Term Loan, due 7/15/22	395	¢^^
	1,050	BMC Software, Term Loan, 5.00%, due 9/10/20	1,042
	1,448	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	1,447
	881	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	868
	140	Brickman Group Holdings Inc., Term Loan B, 4.00%, due 12/18/20	138
	392	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	395
	350	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	348	Ñ
	2,270	Ceridian Corp., Term Loan, 4.41%, due 5/9/17	2,269
	1,001	Genesys, Term Loan 2, 4.50%, due 11/13/20	1,001
	992	KAR Auction Services, Inc., Term Loan B-2, 3.50%, due 3/11/21	988
	987	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	989
	382	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	394
	920	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	919
	390	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	395
	1,510	Servicemaster Company, Term Loan, 4.25%, due 7/1/21	1,489
	1,211	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	1,211
	479	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	477
			17,174
Cable & Satellite Television (0.4%)
	815	Casema Holdings BV, Term Loan B1, 3.25%, due 1/15/22	800	¢^^
	526	Casema Holdings BV, Term Loan B2, 3.25%, due 1/15/22	515	¢^^
	864	Casema Holdings BV, Term Loan B3, due 1/15/22	847	¢^^
	1,509	Numericable (YPSO), Term Loan B-1, 4.50%, due 5/21/20	1,511
	1,306	Numericable (YPSO), Term Loan B-2, 4.50%, due 5/21/20	1,307
			4,980

Chemicals & Plastics (0.5%)
	1,370	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	1,361
	1,714	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	1,710
	796	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	792
	1,898	PQ Corporation, Term Loan, 4.00%, due 8/7/17	1,897
	615	Solenis, Term Loan B, due 6/30/21	610	¢^^
			6,370
Conglomerates (0.2%)
	938	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	933
	400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	402
	965	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	966
	485	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	492
			2,793
Containers & Glass Products (0.4%)
	489	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	487
	1,194	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,197
	570	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	582
	1,067	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	1,053
	404	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	400
	695	Mauser, Term Loan A, due 6/6/21	691	¢^^
	425	Mauser, Second Lien Term Loan, due 6/6/22	424	¢^^
	1,182	Reynolds Group, Term Loan, 4.00%, due 12/1/18	1,179
	130	Signode Industrial, Term Loan B, 4.00%, due 5/1/21	129
			6,142
Drugs (0.2%)
	1,355	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	1,349
	1,390	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	1,386
			2,735
Ecological Services & Equipment (0.1%)
	1,039	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	1,031

Electronics - Electrical (0.5%)
	765	Avago Technologies, Term Loan, 3.75%, due 5/6/21	763
	1,989	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	1,980
	1,007	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	1,001
	347	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	347
	1,168	Go Daddy, Term Loan, 4.75%, due 5/5/21	1,163
	890	SkillSoft, First Lien Term Loan, 4.50%, due 4/28/21	887
	410	SkillSoft, Second Lien Term Loan, 7.75%, due 4/28/22	402	Ñ
	525	Vantiv, Term Loan B, 3.75%, due 6/13/21	525
	368	Verint Systems Inc., Term Loan B, 3.50%, due 9/6/19	366
			7,434
Equipment Leasing (0.1%)
	1,260	AER/Int'l Lease Finance Corp., Term Loan, 3.50%, due 6/30/17	1,257
	27	AER/Int'l Lease Finance Corp., Term Loan, 3.50%, due 3/6/21	27
			1,284
Financial Intermediaries (0.9%)
	1,936	CITCO, Term Loan, 4.25%, due 6/29/18	1,937
	595	First Data Corporation, Term Loan, 3.66%, due 3/24/17	592
	485	First Data Corporation, Term Loan, 3.67%, due 3/23/18	480
	1,530	First Data Corporation, Term Loan B, 3.67%, due 9/24/18	1,511
	725	First Data Corporation, Term Loan, 4.16%, due 3/24/21	721
	374	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	373	Ñ
	1,086	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	1,089	Ñ
	1,841	Nuveen Inv., First Lien Term Loan B, 4.16%, due 5/13/17	1,838
	1,059	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	1,059
	1,348	SAM Finance, Term Loan, 4.25%, due 12/17/20	1,349
	1,452	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	1,429
			12,378
Food & Drug Retailers (0.1%)
	601	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	597
	1,040	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	1,048
			1,645
Food Products (0.3%)
	419	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	412
	965	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	957
	395	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	383
	734	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	734
	1,274	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	1,262
			3,748
Food Service (0.2%)
	1,148	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	1,135
	2,049	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	2,045
			3,180
Health Care (0.7%)
	1,171	Biomet, Inc., Term Loan B-2, 3.66%, due 7/25/17	1,169
	1,443	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	1,444
	1,098	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	1,097
	965	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	966
	976	Immucor, Term Loan B-2, 5.00%, due 8/19/18	977
	675	Kindred Healthcare, Term Loan, 4.00%, due 4/9/21	669
	1,158	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	1,151
	972	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	969
	1,016	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,011	Ñ
			9,453
Home Furnishings (0.1%)
	1,409	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	1,408

Industrial Equipment (0.3%)
	695	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	697
	1,010	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	1,010
	395	Husky Injection Molding, Second Lien Term Loan, due 6/30/22	396	¢^^
	1,623	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	1,619
			3,722
Insurance (0.1%)
	838	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	821
	450	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	449
			1,270
Leisure Goods - Activities - Movies (0.5%)
	811	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	809
	594	Bally Technologies, Term Loan B, 4.25%, due 11/25/20	593
	740	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	736
	1,376	Emerald Expositions Holdings, Term Loan, 4.75%, due 6/17/20	1,380
	1,920	EMI Publishing, Term Loan B-2, 3.75%, due 6/29/18	1,913
	1,193	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	1,173
	401	SRAM, First Lien Term Loan, 4.00%, due 4/10/20	394	Ñ
	763	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	747
			7,745
Lodging & Casinos (0.8%)
	778	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	777
	395	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	400
	625	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	632
	1,400	CityCenter, Term Loan B, 4.25%, due 10/16/20	1,398
	450	Extended Stay, Term Loan, due 6/24/19	455	¢^^
	1,780	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	1,768
	1,468	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,480
	909	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	936	Ñ
	2,371	Station Casinos, Term Loan B, 4.25%, due 3/2/20	2,362
	1,115	Twin Rivers Casino, Term Loan, 5.25%, due 7/10/20	1,114	¢^^
			11,322
Nonferrous Metals - Minerals (0.2%)
	1,096	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	1,044
	908	Arch Coal, Term Loan, 6.25%, due 5/16/18	889
	1,360	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	1,355
			3,288
Oil & Gas (0.1%)
	704	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	717	Ñ

Publishing (0.2%)
	1,404	Springer Science+Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	1,402
	1,423	Tribune Company, Term Loan, 4.00%, due 12/27/20	1,417
			2,819
Radio & Television (0.6%)
	2,754	Clear Channel, Term Loan D, 6.91%, due 1/30/19	2,698
	1,594	Cumulus Media, Term Loan, 4.25%, due 12/23/20	1,592	¢^^
	966	Formula One, Term Loan B, 4.50%, due 4/30/19	959
	2,422	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	2,406
	1,228	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	1,220
			8,875
Retailers (except food & drug) (0.6%)
	1,454	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/11/19	1,456
	798	Amscan Holdings, Inc., Term Loan, 4.00%, due 7/27/19	789
	315	Burlington Coat, Term Loan B, due 7/30/21	314	¢^^
	799	Coinmach Corp., First Lien Term Loan, 4.25%, due 11/14/19	794
	664	David's Bridal, Term Loan, 5.00%, due 10/11/19	643
	1,087	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	1,093
	424	J Crew Group, Inc., Term Loan, 4.00%, due 3/5/21	413
	1,966	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	1,950
	1,457	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	1,457
			8,909
Steel (0.1%)
	1,431	FMG Resources, Term Loan, 3.75%, due 6/30/19	1,422

Utilities (0.5%)
	350	Calpine Corp., Term Loan B-1, 4.00%, due 4/1/18	351
	1,098	Calpine Corp., Term Loan, 4.00%, due 10/9/19	1,098
	975	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	975
	524	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	525
	931	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	931
	1,497	Essential Power, Term Loan, 4.75%, due 8/8/19	1,501
	1,136	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	1,137
	413	TXU Energy, Term Loan, 3.75%, due 5/5/16	415
	730	TXU Energy, Term Loan, 4.25%, due 6/19/16	729
			7,662
		Total Bank Loan Obligations (Cost $157,462)	157,197

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (5.1%)
	13,455	U.S. Treasury Bonds, 6.25%, due 8/15/23	17,626	@
	15,685	U.S. Treasury Bonds, 4.50%, due 2/15/36	19,065	@
	16,102	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	18,907
	13,074	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	15,050
	350	U.S. Treasury Notes, 3.63%, due 8/15/19	381
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $70,634)	71,029

U.S. Government Agency Securities (0.8%)
	3,825	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	4,921
	7,175	Federal National Mortgage Association, Notes, 1.75%, due 9/12/19	7,112
		Total U.S. Government Agency Securities (Cost $12,095)	12,033

Mortgage-Backed Securities (31.7%)

Collateralized Mortgage Obligations (0.2%)
	1,193	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.38%, due 7/20/36	1,125	µ
	417	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.50%, due 5/25/34	419	µ
	1,007	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.32%, due 10/25/36	819	µ
	1,036	MortgageIT Trust, Ser. 2005-3, Class A1, 0.46%, due 8/25/35	983	µ
			3,346
Commercial Mortgage-Backed (7.5%)
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	4,012
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,657
	1,940	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,082
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	608
	16,026	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.29%, due 9/10/46	1,132	µ
	29,700	Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Class XA, 1.30%, due 7/10/47	2,435	Ø
	3,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	3,829	µ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	953	ñµ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.64%, due 3/10/46	1,555	µ
	27,832	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.43%, due 10/10/46	2,469	µ
	25,272	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.36%, due 6/10/47	2,296	µ
	1,585	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	1,710	µ
	1,666	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.86%, due 9/15/39	1,827	µ
	1,385	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,489
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	785
	2,820	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	3,016
	4,055	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,397
	14,448	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.14%, due 1/10/45	1,630	ñµ
	6,808	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	7,504	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,071
	6,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.70%, due 2/12/49	6,573	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 6/15/49	1,092	µ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,772
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,701
	4,970	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,399
	5,189	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	5,686	µ
	32,921	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.23%, due 4/15/47	2,573	µ
	18,745	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.46%, due 5/15/46	1,425	µ
	21,583	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.86%, due 12/10/45	2,330	ñµ
	25,677	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.15%, due 8/10/49	3,001	ñµ
	3,750	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	4,072
	7,885	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.75%, due 6/15/49	8,591	µ
	32,282	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.50%, due 3/15/45	2,516	ñµ
	12,576	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.23%, due 11/15/45	1,481	ñµ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,620	µ
	33,000	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.36%, due 8/15/47	2,738	µØ
			105,027
Fannie Mae (17.5%)
	916	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	1,015
	228	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	256
	1	Pass-Through Certificates, 6.50%, due 9/1/32	1
	4	Pass-Through Certificates, 7.00%, due 7/1/29	5
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	21	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	23
	106,770	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	112,209	Ø
	106,995	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	115,160	Ø
	15,025	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	16,574	Ø
			245,244
Freddie Mac (6.5%)
	2	Pass-Through Certificates, 4.50%, due 8/1/18	2
	365	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	402
	449	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	497
	1	Pass-Through Certificates, 6.00%, due 4/1/17	1
	0	Pass-Through Certificates, 6.50%, due 3/1/16	0
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	44,580	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	46,767	Ø
	40,990	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	44,058	Ø
			91,728
Government National Mortgage Association (0.0%)
	1	Pass-Through Certificates, 6.50%, due 7/15/32	1
	2	Pass-Through Certificates, 7.00%, due 8/15/32	2
			3
		Total Mortgage-Backed Securities (Cost $446,820)	445,348

Corporate Debt Securities (37.1%)

Aerospace & Defense (0.0%)
	435	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	450	ñ

Agriculture (0.2%)
	3,265	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	3,089

Airlines (0.0%)
	361	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	398

Auto Loans (0.1%)
	620	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	627	@
	915	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	959	@
	355	General Motors Financial Co., Inc., Guaranteed Notes, 4.25%, due 5/15/23	349	@
			1,935
Automakers (0.1%)
	630	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	671	@
	615	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	675
			1,346
Banks (10.7%)
	6,650	Bank of America Corp., Junior Subordinated Notes, Ser. V, 5.13%, due 12/29/49	6,513	µ@
	9,695	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	9,065	µ@
	9,600	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	10,188	µ@
	4,340	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	4,883	ñ
	6,340	BBVA Bancomer SA, Senior Unsecured Notes, 4.38%, due 4/10/24	6,467	ñ
	8,785	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	8,820	µ
	13,775	Credit Suisse Group AG, Junior Subordinated Notes, 6.25%, due 12/29/49	13,734	ñµ
	3,455	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 4.80%, due 7/8/44	3,431
	12,910	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	13,149	µ@
	7,490	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	7,382	µ
	9,760	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	9,906	µ@
	9,410	M&T Bank Corp., Junior Subordinated Notes, Ser. E, 6.45%, due 12/29/49	9,975	µ@
	13,125	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/29/49	13,092	µ@
	6,010	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, due 3/31/17	6,040
	6,215	Royal Bank of Scotland Group PLC, Subordinated Notes, 5.13%, due 5/28/24	6,211
	9,670	Societe Generale SA, Junior Subordinated Notes, 6.00%, due 10/27/49	9,283	ñµ@
	11,330	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	11,834	µ@
			149,973
Beverages (0.1%)
	840	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	923	@

Building & Construction (0.3%)
	450	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	443	@
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	622	@
	705	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	730	@
	710	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	682	@
	985	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	965	@
	440	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	467	@
	825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	947	@
			4,856
Building Materials (0.1%)
	830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	867	ñ@
	428	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	465	ñ@
			1,332
Chemicals (0.1%)
	330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	351	@
	490	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	494
	940	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,022	@
			1,867
Computers (0.9%)
	3,870	NetApp, Inc., Senior Unsecured Notes, 3.38%, due 6/15/21	3,893	@
	8,735	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	8,822	ñ
			12,715
Consumer - Commercial Lease Financing (1.1%)
	545	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	540	ñ
	1,422	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	1,447
	1,085	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,155	@
	1,550	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,682	@
	740	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	866	@
	402	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	411	ñ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	615	@
	2,345	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	2,415	@
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	79	@
	700	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	772	ñ@
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	464	ñ@
	1,160	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,317	@
	1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,167	@
	1,375	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	1,375	@
	685	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	668	@
			14,973
Diversified Financial Services (1.6%)
	4,240	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,277	@
	12,675	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	12,865	µ@
	4,085	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	4,597	@
			21,739
Electric (0.5%)
	4,185	Electricite de France, Junior Subordinated Notes, 5.63%, due 12/29/49	4,353	ñµ
	2,830	Transelec SA, Senior Unsecured Notes, 4.25%, due 1/14/25	2,794	ñ
			7,147
Electric - Generation (0.5%)
	1,160	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,224	ñ@
	95	Calpine Corp., Senior Secured Notes, 5.88%, due 1/15/24	99	ñ@
	1,420	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,576	@
	2,805	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,043	@
	800	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	824	ñ@
			6,766
Electric - Integrated (0.2%)
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,657	@
	1,150	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,133	ñ
			2,790
Electronics (0.1%)
	235	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	245	@
	605	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	613	@
	345	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	350	@
	245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	252	ñ@
			1,460
Energy - Exploration & Production (1.7%)
	730	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	728	ñ
	960	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	972
	479	Berry Petroleum Co., Senior Unsecured Notes, 6.38%, due 9/15/22	489
	1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,393	@
	925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,004	@
	735	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	733
	200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	214	@
	910	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	994	@
	390	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	404	@
	1,360	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	1,459	@
	565	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	555
	405	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	379	@
	615	EP Energy LLC/Everest Acquisition Finance, Inc., Secured Notes, 6.88%, due 5/1/19	644	@
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	93	@
	1,655	Everest Acquisition LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,833	@
	345	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	337	@
	2,710	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,862	@
	983	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	1,030	@
	345	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	350
	1,735	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,891	@
	645	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	697
	195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	206	@
	1,140	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	1,168	@
	320	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	322	@
	520	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	529	@
	160	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	163
	785	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	816	@
	935	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	996	@
	565	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	589
	460	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	482	@
			24,332
Food (0.7%)
	5,255	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	5,148	ñ
	4,600	Grupo Bimbo SAB de CV, Senior Unsecured Notes, 4.88%, due 6/27/44	4,478	ñ
			9,626
Food & Drug Retailers (0.1%)
	835	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	905	@

Food - Wholesale (0.0%)
	220	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	218	ñ

Gaming (0.8%)
	850	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	899	@
	265	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	269
	885	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	898
	840	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	856
	1,495	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,663	ñ@
	950	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	974	@
	825	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	912	@
	1,070	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,244	@
	880	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	972	@
	335	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	345
	750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	804	@
	1,683	Wynn Las Vegas LLC, Senior Unsecured Notes, 7.75%, due 8/15/20	1,813	@
			11,649
Gas (0.6%)
	7,900	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	7,926	ñ

Gas Distribution (0.8%)
	145	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	152	@
	1,175	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,256	@
	240	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	247	@
	255	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 3/15/24	263	@
	660	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	695	@
	1,557	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,666	@
	1,705	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,905	@
	600	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	625	ñ@
	815	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	855	@
	730	MarkWest Energy Partners L.P., Guaranteed Notes, 6.25%, due 6/15/22	776	@
	1,035	MarkWest Energy Partners L.P., Guaranteed Notes, 4.50%, due 7/15/23	1,019	@
	805	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	839	@
	710	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	758	@
	330	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	345	@
	50	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.38%, due 8/1/21	54	@
			11,455
Health Facilities (1.5%)
	1,010	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	1,014	ñ
	1,210	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,240	@
	960	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,030	@
	680	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	726
	270	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	272	ñ@
	630	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	644	ñ@
	80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	88	@
	735	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	724
	1,830	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,931	@
	850	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	897	@
	1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,890	@
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,082	@
	755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	802	@
	865	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	859	@
	470	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.88%, due 5/1/21	505
	955	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	976
	1,925	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,069	@
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	584	@
	1,520	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,645	@
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	318	@
	495	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	520
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	491	@
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	173	@
			20,480
Health Services (0.2%)
	295	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	291	ñ
	2,060	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	2,086
			2,377
Insurance (1.7%)
	8,865	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	9,536	µ@
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,435	µ@
	6,210	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,303	µ
			24,274
Investment Companies (0.4%)
	5,885	FS Investment Corp., Senior Unsecured Notes, 4.00%, due 7/15/19	5,896

Investments & Misc. Financial Services (0.1%)
	520	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	517
	765	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	769
	630	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	643	ñ@
			1,929
Iron - Steel (0.3%)
	3,660	GTL Trade Finance, Inc., Guaranteed Notes, 7.25%, due 4/16/44	3,770	ñ@

Leisure (0.1%)
	510	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.38%, due 6/1/24	510	ñ
	1,040	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	1,141	@
			1,651
Machinery (0.2%)
	1,085	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,239	@
	865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	919	@
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	225	@
	400	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	438	@
			2,821
Media (0.3%)
	4,615	Grupo Televisa SAB, Senior Unsecured Notes, 5.00%, due 5/13/45	4,574

Media - Broadcast (0.2%)
	420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	460	@
	965	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	929	ñ@
	1,475	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,549	ñ@
	300	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	322	ñ@
			3,260
Media - Cable (0.8%)
	275	Altice SA, Senior Secured Notes, 7.75%, due 5/15/22	281	ñ
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,126	@
	60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	63	@
	155	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	165	@
	485	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	475	@
	230	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	237	ñ@
	846	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	814	ñ@
	835	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	848	@
	710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	817	@
	1,490	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	1,520	@
	875	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	879	ñ
	965	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	965	ñ
	300	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	302	ñ
	825	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	870	ñ@
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	509	@
	640	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	646	ñ@
			10,517
Media - Diversified (0.1%)
	840	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	859	ñ@
	955	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	981	@
			1,840
Media - Services (0.3%)
	915	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	961	@
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	324	@
	1,025	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,076	@
	675	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	687	ñ@
	480	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	473	ñ
	240	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	238	ñ
			3,759
Medical Products (0.3%)
	995	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	1,060	ñ@
	875	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	956	ñ@
	510	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.75%, due 2/15/21	549	ñ
	1,390	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	1,449	@
			4,014
Metals - Mining Excluding Steel (0.2%)
	440	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	384	@
	330	Alpha Natural Resources, Inc., Secured Notes, 7.50%, due 8/1/20	305	ñ
	1,630	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	1,648	ñØ
			2,337
Mining (0.6%)
	8,305	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	8,206	@

Oil & Gas (0.8%)
	2,670	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	2,790	@
	4,390	Nexen, Inc., Guaranteed Notes, 6.40%, due 5/15/37	5,382	@
	2,285	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	2,636	ñ
			10,808
Packaging (0.3%)
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	464	@
	1,970	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	2,044	@
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	239	@
	465	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	473	@
	735	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	766	@
			3,986
Pharmaceuticals (0.8%)
	4,520	Actavis Funding SCS, Guaranteed Notes, 4.85%, due 6/15/44	4,489	ñ
	1,420	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	1,370	ñ
	1,225	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,323	ñ@
	715	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	736	ñ@
	305	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	319	ñ@
	730	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	754	ñ@
	1,870	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	1,931	ñ@
			10,922
Pipelines (0.8%)
	4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,842	@
	4,390	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	5,073	@
			10,915
Printing & Publishing (0.3%)
	165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	187	@
	422	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	478	@
	1,605	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,886	@
	330	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	369	@
	305	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	345	@
	350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	382	@
	335	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	344	@
	750	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	742	@
			4,733
Real Estate Investment Trusts (1.3%)
	12,065	Corporate Office Properties L.P., Guaranteed Notes, 3.70%, due 6/15/21	11,986	@
	5,650	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,131	@
			18,117
Software - Services (0.2%)
	860	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	950	ñ@
	300	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	316	ñ@
	650	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	687	ñ
	688	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	695	ñ
			2,648
Specialty Retail (0.2%)
	380	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	402	@
	170	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	190	@
	470	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	494
	1,375	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	1,430	@
			2,516
Steel Producers - Products (0.8%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	113	@
	8,450	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	8,788	@
	930	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	965	@
	140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	152	@
	345	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	360	@
	1,065	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,134	@
	300	Steel Dynamics, Inc., Guaranteed Notes, 5.25%, due 4/15/23	302	@
			11,814
Support - Services (0.2%)
	575	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	581	@
	145	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	148	@
	675	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	726	@
	1,010	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,010	@
	380	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	407	@
	280	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	305	@
			3,177
Telecom - Integrated Services (0.8%)
	1,450	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,512	@
	560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	574	@
	225	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	244	@
	35	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	37	@
	1,235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	1,439	@
	380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	396	@
	435	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	480	@
	1,300	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,371	@
	830	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	903
	1,410	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	1,459	ñ
	555	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	569	ñ@
	1,190	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	1,291	@
	760	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	820	@
			11,095
Telecom - Wireless (0.9%)
	635	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	629
	515	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	510	ñ
	455	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	472	@
	2,100	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	2,247	@
	480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	468	@
	390	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	433
	1,580	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	1,683	ñ@
	590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	633	ñ@
	590	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	602	ñ@
	175	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	180	@
	480	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	500	@
	460	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	481	@
	600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	630	@
	225	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	231	@
	510	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	534	@
	300	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	317	@
	965	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	1,004	@
	715	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	699	ñ
			12,253
Telecommunication Equipment (0.0%)
	155	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	153	ñ
	215	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	214	ñ
			367
Telecommunications (1.0%)
	8,330	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	9,572	@
	630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	636	@
	2,880	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	3,611	@
			13,819
Theaters & Entertainment (0.1%)
	1,035	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,087	ñ@
	805	Activision Blizzard, Inc., Guaranteed Notes, 6.13%, due 9/15/23	868	ñ@
			1,955
		Total Corporate Debt Securities (Cost $512,595)	520,700

Asset-Backed Securities (13.2%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.60%, due 9/25/35	2,890	µ
	3,017	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.48%, due 12/25/35	2,809	µ
	5,530	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.43%, due 4/25/36	4,615	µ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.70%, due 3/25/35	6,253	µ
	822	Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class M2, 3.00%, due 9/25/33	780	µ
	6,400	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M4, 0.79%, due 7/25/35	5,401	µ
	2,433	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.28%, due 9/25/33	2,362	µ
	7,540	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.05%, due 10/25/34	6,982	µ
	865	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.03%, due 8/25/34	833	µ
	2,504	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.35%, due 1/25/36	2,387	µ
	4,100	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.59%, due 5/25/35	3,801	µ
	2,797	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.61%, due 12/25/35	2,316	µ
	1,611	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.41%, due 9/25/34	1,503	µ
	1,320	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.56%, due 2/25/36	1,196	µ
	1,568	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.58%, due 7/25/36	1,546	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.62%, due 6/25/35	3,681	µ
	6,130	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.64%, due 10/25/35	5,360	µ
	9,035	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.47%, due 1/25/36	7,314	µ
	12,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.40%, due 5/25/36	9,913	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.91%, due 5/25/35	2,416	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.53%, due 1/25/36	1,720	µ
	967	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.32%, due 9/25/36	637	µ
	5,962	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.28%, due 9/25/33	5,847	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.28%, due 3/25/35	5,027	µ
	5,676	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.89%, due 12/25/34	5,363	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.73%, due 1/25/35	1,805	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.89%, due 3/25/35	3,118	µ
	2,069	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.76%, due 2/25/35	1,902	µ
	1,460	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.39%, due 5/25/36	1,333	µ
	926	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.25%, due 3/25/47	655	µ
	3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.37%, due 7/25/36	2,997	µ
	1,512	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.89%, due 1/25/35	1,456	µ
	8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.44%, due 2/25/36	7,389	µ
	3,000	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.56%, due 10/25/35	2,648	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.44%, due 3/25/36	3,329	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.81%, due 12/25/34	6,037	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.19%, due 2/25/35	8,667	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 0.79%, due 6/25/35	1,373	µ
	2,145	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.60%, due 11/25/35	1,841	µ
	1,091	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.84%, due 3/25/33	970	µ
	2,000	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.72%, due 5/25/35	1,746	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.56%, due 3/25/36	2,935	µ
	1,176	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.02%, due 8/25/35	1,093	µ
	924	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.13%, due 7/25/34	862	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.67%, due 8/25/35	6,681	µ
	943	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.32%, due 11/25/36	736	µ
	10,836	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.96%, due 7/25/34	10,244	µ
	3,269	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.06%, due 9/25/34	3,120	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.82%, due 4/25/35	4,611	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.59%, due 5/25/35	4,015	µ
	7,780	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.74%, due 11/25/35	6,502	µ
	929	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.32%, due 4/25/36	876	µ
	1,341	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.30%, due 5/25/36	1,277	µ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.33%, due 12/25/36	1,939	µ

		Total Asset-Backed Securities (Cost $167,395)	185,109

Government Securities (6.9%)

Sovereign (6.9%)
	5,630	Brazilian Government International Bond, Senior Unsecured Notes, 5.00%, due 1/27/45	5,413
EUR	8,595	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/26	13,295	a
EUR	7,727	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	10,720	a
MXN	65,710	Mexican Bonos, Bonds, 7.75%, due 11/13/42	5,519	a
NZD	9,795	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	9,046	a
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	7,640	a
ZAR	125,880	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	8,771	a
EUR	3,000	Spain Government Bond, Bonds, 5.15%, due 10/31/44	4,914	ña
EUR	13,645	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	21,562	a
EUR	2,031	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.80%, due 11/30/24	2,857	ña
GBP	4,580	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	7,310	a
		Total Government Securities (Cost $94,102)	97,047

NUMBER OF SHARES

Mutual Funds (11.9%)
	$16,345,822	Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $163,148)	166,479	§§

Short-Term Investments (5.1%)
	71,825,515	State Street Institutional Liquid Reserves Fund Premier Class (Cost $71,826)	71,826	@

		Total Investments (123.0%) (Cost $1,696,077)	1,726,768	##

		Liabilities, less cash, receivables and other assets [(23.0%)]	(323,109)	¢¢

		Total Net Assets (100.0%)	$1,403,659

See Notes to Schedule of Investments

JULY 31, 2014

Schedule of Investments Neuberger Berman Unconstrained Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE		†
(000's omitted)		(000's omitted)		z

Bank Loan Obligationsµ (9.8%)

All Telecom (1.0%)
	$199	Crown Castle Operating Corp., Term Loan B-2, 3.00%, due 1/31/21	$197
	200	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	200
			397
Business Equipment & Services (0.5%)
	176	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	176

Cable & Satellite Television (1.3%)
	199	Charter Communications Operating LLC, Term Loan F, 3.00%, due 1/3/21	194
	107	Numericable (YPSO), Term Loan B-1, due 5/21/20	107	¢^^
	186	Numericable (YPSO), Term Loan B-2, due 5/21/20	186	¢^^
			487
Containers & Glass Products (1.0%)
	200	Berry Plastics, Term Loan D, due 2/8/20	198	¢^^
	199	Reynolds Group, Term Loan, 4.00%, due 12/1/18	198
			396
Drugs (0.5%)
	173	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 12/11/19	172

Electronics - Electrical (0.5%)
	199	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	198

Financial Intermediaries (0.5%)
	200	First Data Corporation, Term Loan, 4.16%, due 3/24/21	199

Food & Drug Retailers (0.5%)
	199	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	198

Food Products (0.5%)
	199	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	199

Food Service (0.5%)
	199	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	197

Health Care (1.0%)
	199	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	199
	199	HCA, Inc., Term Loan B-4, 2.75%, due 5/1/18	199
			398
Lodging & Casinos (0.5%)
	199	Las Vegas Sands LLC, Term Loan B, 3.25%, due 12/19/20	198

Radio & Television (0.5%)
	199	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	198

Steel (0.5%)
	199	FMG Resources, Term Loan, 3.75%, due 6/30/19	198

Utilities (0.5%)
	199	Calpine Corp., Term Loan, 4.00%, due 10/9/19	199
		Total Bank Loan Obligations (Cost $3,851)	3,810

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (1.8%)
	593	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26 (Cost $676)	697

Mortgage-Backed Securities (3.5%)

Commercial Mortgage-Backed (1.7%)
	994	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.43%, due 10/10/46	88	µ
	868	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.28%, due 4/10/47	69	µ
	997	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.43%, due 4/10/47	87	µ
	1,174	GS Mortgage Securities Trust, Ser. 2012-GCJ9, Class XA, 2.37%, due 11/10/45	148	µ
	869	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.26%, due 6/15/47	70	µ
	981	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.86%, due 12/10/45	106	ñµ
	1,195	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.47%, due 3/15/47	107	µ
			675
Fannie Mae (1.8%)
	615	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	682	Ø
		Total Mortgage-Backed Securities (Cost $1,380)	1,357

Corporate Debt Securities (29.7%)

Agriculture (0.7%)
GBP	120	Imperial Tobacco Finance PLC, Guaranteed Euro Medium-Term Notes, 9.00%, due 2/17/22	269	@a

Banks (11.3%)
	$200	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, due 3/19/24	204	ñ
	400	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	374	µ@
	225	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	239	µ@
	325	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	326	µ
	325	Credit Suisse Group AG, Junior Subordinated Notes, 6.25%, due 12/29/49	324	ñµ@
	265	Fifth Third Bancorp, Junior Subordinated Notes, Ser. J, 4.90%, due 12/29/49	264	µ
	400	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	407	µ@
	300	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	305	µ@
	200	M&T Bank Corp., Junior Subordinated Notes, Ser. E, 6.45%, due 12/29/49	212	µ@
	400	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/29/49	399	µ@
EUR	500	Rabobank Nederland, Subordinated Notes, 2.50%, due 5/26/26	669	µa
	$165	Royal Bank of Scotland Group PLC, Subordinated Notes, 5.13%, due 5/28/24	165
	200	Societe Generale SA, Junior Subordinated Notes, 6.00%, due 10/27/49	192	ñµ
	300	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	313	µ@
			4,393
Computers (1.0%)
	400	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	404	ñ@

Diversified Financial Services (0.7%)
	275	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	279	µ@

Electric (1.8%)
GBP	190	National Grid Electricity Transmission PLC, Senior Unsecured Note, 5.88%, due 2/2/24	378	@a
GBP	180	Scottish & Southern Energy PLC, Subordinated Euro Medium-Term Notes, 5.45%, due 9/29/49	312	µa
			690
Food (3.4%)
	$300	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	294	ñ@
GBP	520	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	1,006	@a
			1,300
Gas (0.6%)
	$200	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	218

Insurance (2.5%)
	275	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	296	µ@
	325	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	331	µ@
	325	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	330	µ
			957
Investment Companies (0.6%)
	225	FS Investment Corp., Senior Unsecured Notes, 4.00%, due 7/15/19	226

Iron - Steel (0.8%)
	300	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 8/5/20	312	@

Mining (1.2%)
	125	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	124
	100	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	110
GBP	130	Glencore Finance Europe SA, Guaranteed Notes, 6.00%, due 4/3/22	247	**a
			481
Oil & Gas (3.0%)
	$200	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	208
	100	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	121
	100	KazMunayGas National Co., JSC, Senior Unsecured Notes, 7.00%, due 5/5/20	116	@
	40	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	34
	40	Petroleos Mexicanos, Guaranteed Notes, 6.63%, due 6/15/35	47
	200	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	232
	200	Sinopec Group Overseas Development 2013 Ltd., Guaranteed Notes, 4.38%, due 10/17/23	206	ñ@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	212	@
			1,176
Real Estate Investment Trusts (0.7%)
	250	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	271	@

Savings & Loans (0.5%)
EUR	150	Leeds Building Society, Senior Unsecured Euro Medium-Term Notes, 2.63%, due 4/1/21	209	a

Telecommunications (0.9%)
	$225	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	259	@
	100	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	108
			367
		Total Corporate Debt Securities (Cost $11,371)	11,552

Municipal Notes (0.7%)
	250	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23 (Cost $275)	271	@

Asset-Backed Securities (14.0%)
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.43%, due 4/25/36	134	µ
	325	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.61%, due 12/25/35	269	µ
	229	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.41%, due 9/25/34	214	µ
	310	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.63%, due 10/25/35	271	µ
	330	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.47%, due 1/25/36	267	µ
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.40%, due 5/25/36	268	µ
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.64%, due 10/25/35	265	µ
	360	Fieldstone Mortgage Investment Trust, Ser. 2005-2, Class M2, 0.64%, due 12/25/35	266	µ
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 0.81%, due 4/25/35	249	µ
	300	MASTR Asset Backed Securities Trust, Ser. 2006-HE1, Class A4, 0.45%, due 1/25/36	269	µ
	310	Morgan Stanley Capital I, Ser. 2005-HE3, Class M4, 1.13%, due 7/25/35	268	µ@
	257	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.28%, due 5/25/32	242	µ
	250	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.56%, due 10/25/35	221	µ
	300	Park Place Securities, Inc., Ser. 2005-WCH1, Class M4, 0.99%, due 1/25/36	270	µ
	263	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.59%, due 11/25/35	239	µ
	250	RAAC, Ser. 2006-SP2, Class M1, 0.50%, due 2/25/36	221	µ
	287	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.53%, due 8/25/35	259	µ
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 0.79%, due 4/25/35	124	µ
	300	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.72%, due 5/25/35	262	µ
	288	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.60%, due 11/25/35	247	µ
	255	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.13%, due 7/25/34	238	µ
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.73%, due 11/25/35	155	µ
	221	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.31%, due 4/25/36	208	µ
		Total Asset-Backed Securities (Cost $5,339)	5,426

Government Securities (33.4%)

Sovereign (33.4%)
	135	Argentina Bonar Bond, Bonds, Ser. X, 7.00%, due 4/17/17	120
	93	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	67	**
	200	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	215
BRL	3,960	Brazil Letras do Tesouro Nacional, Bills, due 1/1/18	1,195	a
	$21	Brazilian Government International Bond, Senior Unsecured Notes, 8.75%, due 2/4/25	29
	165	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	227
	182	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	245
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	215
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	111
	31	Dominican Republic International Bond, Senior Unsecured Notes, 9.04%, due 1/23/18	34
	100	Egypt Government International Bond, Senior Unsecured Notes, 5.75%, due 4/29/20	104
	75	El Salvador Government International Bond, Senior Unsecured Notes, 5.88%, due 1/30/25	75
EUR	226	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	317	a
	50	Hungary Government International Bond, Senior Unsecured Notes, 4.13%, due 2/19/18	52
	66	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	72	@
	132	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	168	@
	200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	276
EUR	660	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/24	1,028	@a
	$200	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	196	**
MXN	8,790	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	770	a
	$200	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	200
NZD	3,480	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	3,214	a
	$75	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	92
	30	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	46
	76	Philippine Government International Bond, Senior Unsecured Notes, 9.50%, due 2/2/30	119
	250	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	222
	29	Republic of Serbia, Senior Unsecured Notes, 6.75%, due 11/1/24	29	**
EUR	60	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	91	a
	$40	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	45	ñ
	199	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	225	**
	100	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	115
	100	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	102
EUR	165	Spain Government Bond, Bonds, 5.15%, due 10/31/44	270	ña
EUR	1,225	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	1,936	@a
EUR	140	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.80%, due 11/30/24	198	ña
	$100	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 7/14/17	114
	213	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	260
	25	Uruguay Government International Bond, Senior Unsecured Notes, 7.63%, due 3/21/36	33
	160	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	129
		Total Government Securities (Cost $12,564)	12,956

NUMBER OF SHARES

Short-Term Investments (8.0%)
	3,102,941	State Street Institutional Liquid Reserves Fund Premier Class (Cost $3,103)	3,103	@

		Total Investments (100.9%) (Cost $38,559)	39,172	##

		Liabilities, less cash, receivables and other assets [(0.9%)]	(332)	¢¢

		Total Net Assets (100.0%)	$38,840

See Notes to Schedule of Investments

July 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund ("Unconstrained Bond") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of credit default swap contracts is determined by Management by obtaining valuations from an independent pricing service using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2014:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$63,085	$-		$63,085
U.S. Government Agency Securities	-	5,521	-		5,521
Mortgage-Backed Securities^	-	74,359	-		74,359
Corporate Debt Securities^	-	57,274	-		57,274
Asset-Backed Securities	-	573	-		573

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Government Securities^	-	3,966	-	3,966
Short-Term Investments	-	19,268	-	19,268
Total Investments	-	224,046	-	224,046
Floating Rate Income
Investments:
Bank Loan Obligations
Building & Development	-	3,667	5,584	9,251
Business Equipment & Services	-	50,713	1,336	52,049
Electronics - Electrical	-	27,830	1,544	29,374
Financial Intermediaries	-	31,008	3,471	34,479
Health Care		24,431	2,422	26,853
Leisure Goods - Activities - Movies		16,467	1,376	17,843
Lodging & Casinos	-	39,254	5,489	44,743
Oil & Gas	-	2,068	2,496	4,564
Other Bank Loan Obligations^	-	289,253	-	289,253
Total Bank Loan Obligations	-	484,691	23,718	508,409
Corporate Debt Securities^	-	21,185	-	21,185
Short-Term Investments	-	35,411	-	35,411
Total Investments	-	541,287	23,718	565,005
High Income
Investments:
Bank Loan Obligations
All Telecom	-	13,108	35,090	48,198
Building & Development	-	-	13,288	13,288
Health Care	-	13,006	12,865	25,871
Other Bank Loan Obligations^	-	228,013	-	228,013
Total Bank Loan Obligations	-	254,127	61,243	315,370
Corporate Debt Securities^	-	3,093,946	-	3,093,946
Short-Term Investments	-	117,494	-	117,494
Total Investments	-	3,465,567	61,243	3,526,810
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	156,552	-	156,552
Total Investments	-	156,552	-	156,552
New York Municipal Income
Investments:
Municipal Notes^	-	68,199	-	68,199
Total Investments	-	68,199	-	68,199
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	9,408	-	9,408
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	12,473	2,150	14,623
Other Mortgage-Backed Securities^	-	7,810	-	7,810
Total Mortgage-Backed Securities	-	20,283	2,150	22,433
Corporate Debt Securities^	-	22,911	-	22,911
Asset-Backed Securities	-	11,630	-	11,630
Short-Term Investments	-	3,255	-	3,255
Total Investments	-	67,487	2,150	69,637
Short Duration High Income
Investments:
Bank Loan Obligations All Telecom	-	1,353	785	2,138
Building & Development	-	-	591	591
Other Bank Loan Obligations^	-	14,503	-	14,503
Total Bank Loan Obligations	-	15,856	1,376	17,232
Corporate Debt Securities
Airlines	-	848	206	1,054
Other Corporate Debt Securities^	-	163,694	-	163,694
Total Corporate Debt Securities	-	164,542	206	164,748
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Convertible Bonds	-	630	-	630
Short-Term Investments	-	3,466	-	3,466
Total Investments	-	184,494	1,582	186,076
Strategic Income
Investments:
Bank Loan Obligations
Building & Development	-	1,647	1,910	3,557
Business Equipment & Services	-	16,826	348	17,174
Electronics - Electrical	-	7,032	402	7,434
Financial Intermediaries	-	10,916	1,462	12,378
Health Care	-	8,442	1,011	9,453
Leisure Goods - Activities - Movies	-	7,351	394	7,745
Lodging & Casinos	-	10,386	936	11,322
Oil & Gas	-	-	717	717
Other Bank Loan Obligations^	-	87,417	-	87,417
Total Bank Loan Obligations	-	150,017	7,180	157,197
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	71,029	-	71,029
U.S. Government Agency Securities	-	12,033	-	12,033
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	98,901	6,126	105,027
Other Mortgage-Backed Securities^	-	340,321	-	-
Total Mortgage-Backed Securities	-	439,222	6,126	445,348
Corporate Debt Securities
Airlines	-	-	398	398
Other Corporate Debt Securities^	-	520,302	-	520,302
Total Corporate Debt Securities	-	520,302	398	520,700
Asset-Backed Securities	-	185,109	-	185,109
Government Securities^	-	97,047	-	97,047
Mutual Funds	-	166,479	-	166,479
Short-Term Investments	-	71,826	-	71,826
Total Investments	-	1,713,064	13,704	1,726,768
Unconstrained Bond
Investments:
Bank Loan Obligations^	-	3,810		3,810
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	697	-	697
Mortgage-Backed Securities^	-	1,357	-	1,357
Corporate Debt Securities^	-	11,552	-	11,552
Municipal Notes^	-	271	-	271
Asset-Backed Securities	-	5,426	-	5,426
Government Securities^	-	12,956	-	12,956
Short-Term Investments	-	3,103	-	3,103
Total Investments	-	39,172	-	39,172

^ The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/14
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$2,601	$-	$90	$41	$-	$(2,732)	$-	$-	$-	$-
Total	2,601	-	90	41	-	(2,732)	-	-	-	-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Floating Rate Income
Bank Loan Obligations
Automotive	2,518	-	-	-		-	-	-	(2,518)	-	-
Building & Development	-	3	-	1		5,608	(28)	-	-	5,584	1
Business Equipment & Services	1,897	(1)	(12)	(25)		380	(1,881)	978	-	1,336	(24)
Electronics - Electrical	-	-	-	(20)		1,564	-	-	-	1,544	(20)
Financial Intermediaries	5,369	5	(1)	(44)		-	(1,858)	-	-	3,471	(32)
Health Care	-	2	-	(22)		-	(18)	2,460	-	2,422	(22)
Leisure Goods - Activities - Movies	3,813	-	(3)	(9)		1,388	(666)	-	(3,147)	1,376	(12)
Lodging & Casinos	656	5	(2)	52		320	(193)	4,651	-	5,489	52
Oil & Gas	3,795	5	46	21		3,698	(5,069)	-	-	2,496	58
Utilities	3,169	-	-	-		-	-	-	(3,169)	-	-
Total	21,217	19	28	(46)		12,958	(9,713)	8,089	(8,834)	23,718	1
High Income
Bank Loan Obligations
All Telecom	-	-	-	-		35,090	-	-	-	35,090	-
Building & Development	-	24	1	249		13,074	(60)	-	-	13,288	249
Health Care	-	-	(1)	(103)		-	(98)	13,067	-	12,865	(103)
Lodging & Casinos	16,330	-	-	-		-	-	-	(16,330)	-	-
Corporate Debt Securities
Airlines	9,306	-	671	(464)		-	(9,513)	-	-	-	(464)
Total	25,636	24	671	(318)		48,164	(9,671)	13,067	(16,330)	61,243	(318)
Short Duration
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	-	-	0	Z	2,150	-	-	-	2,150	0 [z]
Total	-	-	-	0	Z	2,150	-	-	-	2,150	0 [z]
Short Duration High Income
Bank Loan Obligations
All Telecom	-	-	-	-		785	-	-	-	785	-
Building & Development	-	-	-	(9)		603	(3)	-	-	591	(9)
Corporate Debt Securities
Airlines	253	-	(6)	(1)		-	(40)	-	-	206	(1)
Total	253	-	(6)	(10)		1,388	(43)	-	-	1,582	(10)
Strategic Income
Bank Loan Obligations
Automotive	2,716	(3)	(20)	(58)		-	(2,635)	-	-	-	-
Building & Development	-	-	22	(13)		3,751	(1,850)	-	-	1,910	(13)
Business Equipment & Services	488	-	(7)	(4)		799	(928)	-	-	348	(6)
Electronics - Electrical	-	-	-	(5)		407	-	-	-	402	(5)
Financial Intermediaries	-	2	-	(8)		377	(264)	1,355	-	1,462	(8)
Health Care	-	2	-	(10)		-	(8)	1,027	-	1,011
Leisure Goods - Activities – Movies	1,199	-	-	(3)		397	-	-	(1,199)	394	(3)
Lodging & Casinos	261	1	8	20		-	(281)	927	-	936	29
Oil & Gas	1,380	2	(1)	5		1,538	(2,207)	-	-	717	19
Radio & Television	658	-	2	-			(660)	-	-	-	-
Utilities	1,501	-	-	-		-	-	-	(1.501)	-	-
Mortgage-Backed Securities
Commercial Mortgage-Backed	970	-	-	(17)		5,173	-	-	-	6,126	(17)
Corporate Debt Securities
Airlines	20,505	-	662	218		-	(20,987)	-	-	398	19
Total	29,678	4	666	125		12,442	(29,820)	3,309	(2,700)	13,704	15

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ending July 31, 2014, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2013. As of July 31, 2014, two securities in Floating Rate Income, one security in High Income, and two securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. As of July 31, 2014, four securities in Floating Rate Income,

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

one security in High Income, and three securities in Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended July 31, 2014, the Funds had no transfers between Levels 1 and 2 based on beginning of period market values as of October 31, 2013.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of July 31, 2014:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$203	$-	$-	$203
Short Duration
Futures contracts (unrealized appreciation)	$0Z	$-	$-	$0Z
Strategic Income
Futures contracts (unrealized appreciation)	$1,966	$-	$-	$1,966
Unconstrained Bond
Futures contracts (unrealized appreciation)	$31	$-	$-	$31
Credit default swap contracts	-	-	-	-
Forward contracts (unrealized appreciation)	-	453	-	453
Unconstrained Bond Total	$31	$453	$-	$484

z A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2014:

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(185)	$-	$-	$(185)
Strategic Income
Futures contracts (unrealized depreciation)	$(2,199)	$-	$-	$(2,199)
Unconstrained Bond
Futures contracts (unrealized depreciation)	$(357)	$-	$-	$(357)
Credit default swap contracts	-	(10)	-	(10)
Forward contracts (unrealized depreciation)	-	(164)		(164)
Unconstrained Bond Total	$(357)	$(174)	$-	$(531)
##	At July 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$222,568	$2,662	$1,184	$1,478
Floating Rate Income	566,211	1,501	2,707	(1,206)
High Income	3,453,704	106,083	32,977	73,106
Municipal Intermediate Bond	151,323	5,618	389	5,229
New York Municipal Income	65,942	2,517	260	2,257
Short Duration	69,945	133	441	(308)
Short Duration High Income	187,991	550	2,465	(1,915)
Strategic Income	1,698,287	40,156	11,675	28,481
Unconstrained Bond	38,564	727	119	608

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to approximately $11,293,000 or 5.6% of net assets for Core Bond, approximately $8,809,000 or 1.6% of net assets for Floating Rate Income, approximately $759,248,000 or 21.2 % of net assets for High Income, approximately $2,500,000 or 1.6% of net assets for

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Municipal Intermediate Bond, approximately $5,771,000 or 8.6% of net assets for Short Duration, approximately $38,625,000 or 20.5% of net assets for Short Duration High Income, approximately $147,117,000 or 10.5% of net assets for Strategic Income and approximately $2,243,000 or 5.8% of net assets for Unconstrained Bond.

Ñ	These securities have been deemed by the investment manager to be illiquid. At July 31, 2014, these securities amounted to approximately $23,718,000 or 4.3% of net assets for Floating Rate Income, approximately $61,243,000 or 1.7% of net assets for High Income, approximately $1,376,000 or 0.7% of net assets for Short Duration High Income and approximately $7,180,000 or 0.5% of net assets for Strategic Income.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2014, these securities amounted to $22,633,000 for Core Bond, $3,595,000 for High Income, $1,068,000 for New York Municipal Income, $1,350,000 for Short Duration, $936,000 for Short Duration High Income, $340,138,000 for Strategic Income and $682,000 for Unconstrained Bond. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2014, and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

@	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or forward contracts and/or credit default swaps and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2014, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
BRL = Brazilian Real
EUR = Euro
GBP = Pound Sterling
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand

b	Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

d	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

f	Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect the fair value of the security.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

§§	Affiliated issuer.
Investments in Affiliates(1):

	Balance of Shares Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2014	Value July 31, 2014	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Strategic Income
Neuberger Berman Emerging Markets Debt Fund(3) Institutional Class	8,529,643	7,816,179	-	16,345,822	$166,479,008	$5,045,309	$-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

(3)	Effective June 2, 2014. Formerly, Neuberger Berman Emerging Markets Income Fund through June 1, 2014.

¢¢	At July 31, 2014, Unconstrained Bond had outstanding centrally cleared credit default swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
ICE Clear Credit	Markit CDX North America Investment Grade Index	$2,772,000	1.00%	December 20, 2018	$(51,969)	$45,533	$(6,436)	$(3,234)	$(9,670)
Total					$(51,969)	$45,533	$(6,436)	$(3,234)	$(9,670)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

At July 31, 2014, Unconstrained Bond had deposited $81,125 in a segregated account to cover margin requirements for centrally cleared credit default swap contracts.
At July 31, 2014, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	September 2014	12 Euro-Buxl Bond, 30 Year	Short	$(82,153)
Core Bond	September 2014	23 Eurodollar	Short	55,946
Core Bond	September 2014	94 U.S. Treasury Notes, 10 Year	Short	27,102
Core Bond	September 2014	29 U.S. Treasury Note, 2 Year	Short	6,242
Core Bond	September 2014	194 U.S. Treasury Note, 5 Year	Short	114,125
Core Bond	September 2014	21 U.S. Treasury Long Bond	Short	(19,149)
Core Bond	September 2014	20 U.S. Treasury Bond, Ultra Long	Short	(21,789)
Core Bond	December 2016	75 Sterling Interest Rate, 90 Day	Long	(32,961)
Core Bond	December 2016	53 Eurodollar, 90 Day	Long	(29,467)
Total				$17,896

Short Duration	September 2014	9 U.S. Treasury Notes, 2 Year	Short	$233

Strategic Income	September 2014	305 Euro Currency	Short	$616,548
Strategic Income	September 2014	179 Euro-Buxl Bond, 30 Year	Short	(1,377,366)
Strategic Income	September 2014	69 GBP Currency	Short	105,183
Strategic Income	September 2014	150 Mexican Peso Currency	Short	60,930
Strategic Income	September 2014	380 Mini Japanese, 10 Year	Short	(344,391)
Strategic Income	September 2014	189 New Zealand Dollar	Short	(7,333)
Strategic Income	September 2014	194 South African Rand Currency	Short	(73,487)
Strategic Income	September 2014	2,040 U.S. Treasury Notes, 10 Year	Short	614,889
Strategic Income	September 2014	131 U.S. Treasury Notes, 2 Year	Short	28,199
Strategic Income	September 2014	755 U.S. Treasury Notes, 5 Year	Short	441,611
Strategic Income	September 2014	213 Ultra Long U.S. Treasury Bond	Short	(232,050)
Strategic Income	September 2014	157 Euro/Japanese Yen Currency, 90 Day	Long	(4,276)
Strategic Income	September 2014	136 Long U.S. Treasury Bond	Long	76,364
Strategic Income	December 2014	68 Euribor Interest Rate, 3 Month	Long	22,523
Strategic Income	December 2015	180 Canadian Banker’s Acceptance	Long	(8,905)
Strategic Income	December 2016	347 Eurodollar, 90 Day	Long	(134,406)
Strategic Income	December 2016	489 Sterling Interest Rate, 90 Day	Long	(16,933)
Total				$(232,900)

Unconstrained Bond	September 2014	53 Canadian Treasury Bond, 10 Year	Short	$(79,211)
Unconstrained Bond	September 2014	19 Euro-Bund	Short	(65,560)
Unconstrained Bond	September 2014	20 Euro-Buxl Bond, 30 Year	Short	(135,769)
Unconstrained Bond	September 2014	87 Mini Japanese, 10 Year	Short	(71,950)
Unconstrained Bond	September 2014	21 U.S. Treasury Note, 2 Year	Short	4,553
Unconstrained Bond	September 2014	29 U.S. Treasury Note, 5 Year	Short	17,039
Unconstrained Bond	September 2014	29 U.S. Treasury Note, 10 Year	Short	9,367
Unconstrained Bond	September 2014	5 U.S. Treasury Long Bond	Short	(2,694)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Unconstrained Bond	September 2014	2 UK Long Gilt Bond	Long	(2,030)
Unconstrained Bond	December 2015	9 Canadian Banker’s Acceptance	Long	(554)
Unconstrained Bond	December 2016	14 Sterling Interest Rate, 90 Day	Long	427
Total				$(326,382)

At July 31, 2014, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$28,403,403	$(53,090,156)
Short Duration	$-	$(1,974,797)
Strategic Income	$305,653,732	$(580,575,500)
Unconstrained Bond	$5,288,260	$(38,794,834)

At July 31, 2014, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Core Bond	$537,663
Short Duration	$(1,043)*
Strategic Income	$7,375,852
Unconstrained Bond	$764,519

* Due to broker for deposits in segregated accounts to cover margin for financial future contracts held.

At July 31, 2014, open forward contracts for Unconstrained Bond were as follows:

Contracts Received		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
135,589	Australian Dollar	$126,660	Royal Bank of Canada	10/10/14	$(1,231)
82,176	Australian Dollar	76,993	Societe Generale	10/10/14	(975)
948,517	Australian Dollar	889,234	State Street Bank London	10/10/14	(11,793)
62,928	Brazilian Real	27,685	Royal Bank of Canada	10/10/14	(463)
312,766	Canadian Dollar	292,134	Royal Bank of Canada	10/10/14	(5,757)
283,160	Canadian Dollar	264,255	Societe Generale	10/10/14	(4,986)
722,520	Canadian Dollar	668,322	State Street Bank London	10/10/14	(6,763)
367,030	Euro Currency	499,842	Royal Bank of Canada	10/10/14	(8,263)
571,444	Euro Currency	772,334	Societe Generale	10/10/14	(6,975)
439,549	Euro Currency	597,031	State Street Bank London	10/10/14	(8,324)
60,218,742	Japanese Yen	591,242	State Street Bank London	10/10/14	(5,579)
57,461	Mexican Peso	4,406	Royal Bank of Canada	10/10/14	(80)
2,038,848	Norwegian Krone	327,328	Societe Generale	10/10/14	(3,771)
10,310,977	Norwegian Krone	1,664,010	State Street Bank London	10/10/14	(27,698)
415,827	New Zealand Dollar	358,635	Royal Bank of Canada	10/10/14	(7,680)
346,765	New Zealand Dollar	297,504	State Street Bank London	10/10/14	(4,838)
3,645	Pound Sterling	6,241	Royal Bank of Canada	10/10/14	(90)
1,386,926	Pound Sterling	2,375,214	Societe Generale	10/10/14	(34,961)
5,913,153	Swedish Krona	875,177	Societe Generale	10/10/14	(18,218)
3,432,069	Swedish Krona	503,256	State Street Bank London	10/10/14	(5,866)
Total	$(164,311)

Contracts Delivered		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
416,199	Australian Dollar	$389,588	Societe Generale	10/10/14	$4,576
3,658,061	Australian Dollar	3,428,111	State Street Bank London	10/10/14	44,159
64,312	Brazilian Real	28,294	Societe Generale	10/10/14	473
1,851,850	Brazilian Real	815,561	State Street Bank London	10/10/14	14,481
1,908,081	Canadian Dollar	1,785,506	Royal Bank of Canada	10/10/14	38,415
490,878	Canadian Dollar	455,353	Societe Generale	10/10/14	5,892
317,072	Canadian Dollar	296,147	State Street Bank London	10/10/14	5,827
2,852,052	Euro Currency	3,895,590	Royal Bank of Canada	10/10/14	75,716
308,156	Euro Currency	417,246	Societe Generale	10/10/14	4,520
211,714	Euro Currency	285,122	State Street Bank London	10/10/14	1,564
10,885,130	Japanese Yen	107,246	Royal Bank of Canada	10/10/14	1,382
31,246,862	Japanese Yen	307,408	Societe Generale	10/10/14	3,514
136,851,539	Japanese Yen	1,345,831	State Street Bank London	10/10/14	14,868
5,177,848	Mexican Peso	396,983	Royal Bank of Canada	10/10/14	7,209
967,917	Norwegian Krone	155,926	Royal Bank of Canada	10/10/14	2,322
1,282,775	Norwegian Krone	206,408	Societe Generale	10/10/14	2,836
3,137,684	Norwegian Krone	505,048	State Street Bank London	10/10/14	7,110
3,475,196	New Zealand Dollar	3,017,756	Royal Bank of Canada	10/10/14	84,717

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

265,265	New Zealand Dollar	227,519	Societe Generale	10/10/14	3,638
1,322,026	New Zealand Dollar	1,145,706	State Street Bank London	10/10/14	29,926
1,458,281	Pound Sterling	2,500,791	Royal Bank of Canada	10/10/14	40,136
55,395	Pound Sterling	94,707	Societe Generale	10/10/14	1,236
107,754	Pound Sterling	183,292	State Street Bank London	10/10/14	1,471
410,999	Swedish Krona	59,941	Royal Bank of Canada	10/10/14	377
928,311	Swedish Krona	135,654	Societe Generale	10/10/14	1,119
3,565,832	Swedish Krona	517,350	State Street Bank London	10/10/14	574
229,626	Swiss Franc	255,517	Societe Generale	10/10/14	2,714
2,130,895	Swiss Franc	2,398,193	State Street Bank London	10/10/14	52,221
Total	$452,993

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

JULY 31, 2014

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb
(Unaudited)

PRINCIPAL AMOUNT[a] (000's omitted)			VALUE (000's omitted)	† z

Corporate Debt Securities (23.1%)

Azerbaijan (0.3%)
	$626	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Euro Medium-Term Notes, 4.75%, due 3/13/23	$625

Barbados (0.3%)
	543	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	573	ñ@

Brazil (2.1%)
	400	BRF SA, Guaranteed Notes, 5.88%, due 6/6/22	430	@
	237	GTL Trade Finance, Inc., Guaranteed Notes, 5.89%, due 4/29/24	244	ñ
	250	Itau Unibanco Holding SA, Subordinated Notes, 5.75%, due 1/22/21	260
	200	Itau Unibanco Holding SA, Subordinated Notes, 5.65%, due 3/19/22	206
	250	Marfrig Holding Europe BV, Guaranteed Notes, 8.38%, due 5/9/18	263
	200	Marfrig Holding Europe BV, Guaranteed Notes, 6.88%, due 6/24/19	200	ñ
	110	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	117	ñ
	200	Minerva Luxembourg SA, Guaranteed Notes, 8.75%, due 4/3/19	208	ñµ
	400	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	428
	120	Odebrecht Finance Ltd., Guaranteed Notes, 7.50%, due 9/14/15	123	ñ
	100	Odebrecht Finance Ltd., Guaranteed Notes, 7.50%, due 9/14/15	102
	483	Rio Oil Finance Trust, Senior Secured Notes, 6.25%, due 7/6/24	503	ñ@
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	211	ñ
	170	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	177
	400	TAM Capital 3, Inc., Guaranteed Notes, 8.38%, due 6/3/21	434
	100	Vale Overseas Ltd., Guaranteed Unsecured Notes, 8.25%, due 1/17/34	125
			4,031
Chile (0.5%)
	450	GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes, 7.50%, due 2/11/20	485
	200	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	201	ñ
	200	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	207	ñ@
			893
China (3.1%)
	500	Bao-trans Enterprises Ltd., Senior Unsecured Notes, 3.75%, due 12/12/18	510	@
	190	China Overseas Finance Cayman II Ltd., Guaranteed Notes, 5.50%, due 11/10/20	201
	600	China Overseas Finance Cayman V Ltd., Guaranteed Notes, 3.95%, due 11/15/22	561	@
	200	China Resources Power East Foundation Co., Ltd., Guaranteed Notes, 7.25%, due 5/9/16	209	µ
	500	CITIC Pacific Ltd., Senior Unsecured Notes, 6.80%, due 1/17/23	577	@
	300	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	313
	205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	216
	200	CNOOC Finance 2012 Ltd., Guaranteed Notes, 3.88%, due 5/2/22	202
	200	CNPC HK Overseas Capital Ltd., Guaranteed Notes, 4.50%, due 4/28/21	212
	200	Country Garden Holdings Co., Ltd., Guaranteed Notes, 11.13%, due 2/23/18	218	ñ
	200	Franshion Development Ltd., Guaranteed Notes, 6.75%, due 4/15/21	211
	200	MIE Holdings Corp., Guaranteed Notes, 7.50%, due 4/25/19	211	ñ
	200	Poly Real Estate Finance Ltd., Guaranteed Notes, 4.50%, due 8/6/18	202
	230	Shimao Property Holdings Ltd., Guaranteed Notes, 9.65%, due 8/3/17	241
	200	Shimao Property Holdings Ltd., Guaranteed Notes, 6.63%, due 1/14/20	198
	700	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	726
	200	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	208	ñ
	235	State Grid Overseas Investment 2014 Ltd., Guaranteed Notes, 4.13%, due 5/7/24	243	ñ
	$400	Talent Yield Investments Ltd., Guaranteed Notes, 4.50%, due 4/25/22	$414	ñ@
			5,873
Colombia (1.8%)
	350	Bancolombia SA, Subordinated Notes, 6.13%, due 7/26/20	380
	300	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 5.38%, due 9/27/22	303
	115	Ecopetrol SA, Senior Unsecured Notes, 7.38%, due 9/18/43	144
	249	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	260	@
	370	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.13%, due 11/10/21	398
COP	1,346,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.38%, due 2/1/21	757	@
	$200	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	212	ñ
	510	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	556	ñ
	300	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	327
			3,337
Guatemala (0.3%)
	200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	216	ñ
	260	Comcel Trust, Guaranteed Notes, 6.88%, due 2/6/24	279	ñ@
			495
Hong Kong (0.6%)
	200	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 6.38%, due 5/4/22	218	µ
	200	Fita Int'l Ltd., Guaranteed Notes, 7.00%, due 2/10/20	227
	100	Hutchison Whampoa Int'l 10 Ltd., Guaranteed Notes, 6.00%, due 10/28/15	104	ñµ
	200	NWD MTN Ltd., Guaranteed Euro Medium-Term Notes, 5.25%, due 2/26/21	208
	288	Wing Hang Bank Ltd., Subordinated Euro Medium-Term Notes, 6.00%, due 4/20/17	303	µ
			1,060
India (1.0%)
	200	Bank of Baroda, Senior Unsecured Notes, 4.88%, due 7/23/19	209	ñ@
	450	Bharti Airtel Int’l Netherlands BV, Guaranteed Notes, 5.35%, due 5/20/24	471	ñ
	415	ICICI Bank Ltd., Senior Unsecured Notes, 4.70%, due 2/21/18	436
	225	NTPC Ltd., Senior Unsecured Euro Medium-Term Notes, 5.63%, due 7/14/21	241	@
	250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	238
	250	Reliance Holding USA, Inc., Guaranteed Notes, 5.40%, due 2/14/22	271
			1,866
Indonesia (1.5%)
	280	Berau Coal Energy Tbk PT, Senior Secured Notes, 7.25%, due 3/13/17	271	ñ
	515	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	554	ñ@
	600	Pertamina Persero PT, Senior Unsecured Notes, 6.00%, due 5/3/42	590
	750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	710	ñ@
	280	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	293	ñ@
	400	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	419
			2,837
Iraq (0.3%)
	600	Genel Energy Finance PLC, Guaranteed Notes, 7.50%, due 5/14/19	598

Israel (0.3%)
	400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	497	@

Kazakhstan (1.9%)
	$250	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 5/3/17	$269
	250	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 1/28/21	276
	400	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	436	ñ@
	500	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	605
	1,200	KazMunayGas National Co., JSC, Senior Unsecured Notes, 6.38%, due 4/9/21	1,355	ñ@
	500	KazMunayGas National Co., JSC, Senior Unsecured Notes, 5.75%, due 4/30/43	490	@
	200	Zhaikmunai LLP, Guaranteed Notes, 7.13%, due 11/13/19	217	ñ
			3,648
Korea (0.1%)
	200	Woori Bank Co. Ltd., Subordinated Notes, 4.75%, due 4/30/24	202	ñ

Mexico (3.1%)
	200	Alfa SAB de CV, Senior Unsecured Notes, 5.25%, due 3/25/24	211	ñ@
	325	Alfa SAB de CV, Senior Unsecured Notes, 6.88%, due 3/25/44	353	ñ@
	210	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	236	ñ
	485	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	550	@
	337	BBVA Bancomer SA, Senior Unsecured Notes, 4.38%, due 4/10/24	344	ñ
	700	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	798	@
	375	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	399	ñ
	200	Controladora Mabe SA de CV, Guaranteed Notes, 7.88%, due 10/28/19	225
	215	Empresas ICA SAB de CV, Guaranteed Notes, 8.88%, due 5/29/24	218	ñ
	200	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	208	ñ
	210	Offshore Drilling Holding SA, Senior Secured Notes, 8.38%, due 9/20/20	230	ñ
MXN	5,200	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	401	ñ
	$1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,160	@
	116	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	134	ñ
	200	Trust F/1401, Senior Unsecured Notes, 6.95%, due 1/30/44	220	ñ
	200	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	196	ñ
			5,883
Morocco (0.2%)
	350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	367	ñ

Nigeria (0.1%)
	200	Afren PLC, Senior Secured Notes, 6.63%, due 12/9/20	209

Peru (1.2%)
	200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	218	ñ
	410	Banco de Credito del Peru, Senior Unsecured Notes, 5.38%, due 9/16/20	445	ñ@
	100	Banco de Credito del Peru, Subordinated Notes, 6.88%, due 9/16/26	112	µ
	250	Banco Internacional del Peru SAA, Subordinated Notes, 6.63%, due 3/19/29	267	ñµ
	190	BBVA Banco Continental SA, Senior Unsecured Notes, 5.00%, due 8/26/22	200	@
	200	Co. Minera Ares SAC, Guaranteed Notes, 7.75%, due 1/23/21	217	ñ
	271	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.25%, due 7/15/29	275	ñµ
	200	Minsur SA, Senior Unsecured Notes, 6.25%, due 2/7/24	217	ñ
	205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	241
			2,192
Russia (1.7%)
	$200	Alfa Bank OJSC Via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	$202	@
	200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	185	@
	200	EDC Finance Ltd., Guaranteed Notes, 4.88%, due 4/17/20	182
	500	Nord Gold NV, Guaranteed Notes, 6.38%, due 5/7/18	475	@
	350	Rosneft Finance SA, Guaranteed Notes, Ser. 6, 7.88%, due 3/13/18	374
	470	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	477	@
	200	Sistema JSFC via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	203	ñ
	271	Vimpel Communications via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	294	ñ
	200	Vnesheconombank via VEB Finance PLC, Senior Unsecured Notes, 5.38%, due 2/13/17	198	ñ@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.90%, due 7/9/20	296	@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.80%, due 11/22/25	284
			3,170
Saudi Arabia (0.5%)
	250	Saudi Electricity Global Sukuk Co 3, Senior Unsecured Notes, 4.00%, due 4/8/24	255	ñ
	700	Saudi Electricity Global Sukuk Co 3, Senior Unsecured Notes, 5.50%, due 4/8/44	733	ñ@
			988
Singapore (0.1%)
	300	United Overseas Bank Ltd., Subordinated Euro Medium-Term Notes, 2.88%, due 10/17/22	302	µ

South Africa (0.1%)
	200	AngloGold Holdings PLC, Guaranteed Notes, 8.50%, due 7/30/20	226	@

Thailand (0.5%)
	200	PTT Exploration & Production PCL, Subordinated Notes, 4.88%, due 6/18/19	202	ñµ
	200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	202
	200	PTT PCL, Senior Unsecured Notes, 4.50%, due 10/25/42	175
	200	PTTEP Canada Int'l Finance Ltd., Guaranteed Notes, 5.69%, due 4/5/21	224	ñ
	200	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.50%, due 4/7/19	204	ñ
			1,007
Turkey (1.0%)
	500	Finansbank AS, Senior Unsecured Notes, 5.50%, due 5/11/16	515	ñ@
	210	Finansbank AS, Senior Unsecured Notes, 6.25%, due 4/30/19	220	ñ
	283	TC Ziraat Bankasi AS, Senior Unsecured Notes, 4.25%, due 7/3/19	282	ñ@
	200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	225	ñ@
	200	Turkiye Vakiflar Bankasi Tao, Senior Unsecured Notes, 5.00%, due 10/31/18	205	ñ@
	200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	205	ñ@
	200	Yapi ve Kredi Bankasi AS, Subordinated Notes, 5.50%, due 12/6/22	194
			1,846
United Arab Emirates (0.3%)
	320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	357	ñ@
	200	Emirates NBD PJSC, Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	207	µ@
			564
Venezuela (0.2%)
	$410	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	$345	@
		Total Corporate Debt Securities (Cost $42,209)	43,634

Government Securities (65.4%)

Argentina (1.0%)
	400	Argentina Bonar Bonds, Bonds, Ser. X, 7.00%, due 4/17/17	357
	421	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	379
	895	Argentine Republic Government International Bond, Senior Unsecured Notes, 2.26%, due 12/31/38	608	**
	500	City of Buenos Aires Argentina, Senior Unsecured Notes, 9.95%, due 3/1/17	495	@
			1,839
Belize (0.3%)
	800	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	570	**

Bermuda (0.2%)
	350	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	364	ñ@

Bolivia (0.5%)
	950	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	1,021	ñ@

Brazil (7.6%)
	200	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 4.00%, due 4/14/19	204	ñ
BRL	15,017	Brazil Letras do Tesouro Nacional, Bills, due 1/1/17	5,081	@
BRL	20,000	Brazil Letras do Tesouro Nacional, Bills, due 1/1/18	6,038
BRL	300	Brazil Notas do Tesouro Nacional, Notes, Ser. B, 6.00%, due 8/15/22	327
	$900	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	1,240	@
	1,220	Brazilian Government International Bond, Senior Unsecured Notes, 7.13%, due 1/20/37	1,537	@
			14,427
Chile (0.4%)
CLP	421,090	Chile Government International Bond, Unsecured Notes, 3.00%, due 1/1/20	795

Columbia (3.9%)
COP	1,500,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	1,031	@
	$750	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	1,013	@
	200	Colombia Government International Bond, Senior Unsecured Notes, 5.63%, due 2/26/44	223
COP	746,919	Colombian TES, Bonds, 4.25%, due 5/17/17	418
COP	2,019,000	Colombian TES, Notes, Ser. B, 5.00%, due 11/21/18	1,041	@
COP	2,977,300	Colombian TES, Bonds, Ser. B, 7.00%, due 9/11/19	1,649
COP	1,653,891	Colombian TES, Bonds, 3.50%, due 3/10/21	884
COP	584,500	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	318
COP	1,212,500	Colombian TES, Bonds, Ser. B, 10.00%, due 7/24/24	798
			7,375
Cote D'Ivoire (1.0%)
	$200	Ivory Coast Government International Bond, Unsecured Notes, 5.38%, due 7/23/24	196	ñ
	$1,000	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	$981	@**
	800	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	784	ñ@**
			1,961
Croatia (0.8%)
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	537	@
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	557	@
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.38%, due 3/24/21	219
	230	Croatia Government International Bond, Senior Unsecured Notes, 6.00%, due 1/26/24	245	ñ@
			1,558
Dominican Republic (0.3%)
DOP	2,040	Dominican Republic International Bond, Senior Unsecured Notes, 11.00%, due 1/5/18	47
DOP	1,200	Dominican Republic International Bond, Bonds, 15.95%, due 6/4/21	36
	$240	Dominican Republic International Bond, Senior Unsecured Notes, 6.60%, due 1/28/24	262	ñ@
	123	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	131	ñ
			476
Ecuador (0.1%)
	210	Ecuador Government International Bond, Senior Unsecured Notes, 7.95%, due 6/20/24	219	ñ

Egypt (0.2%)
	338	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	330

El Salvador (0.3%)
	178	El Salvador Government International Bond, Senior Unsecured Notes, 5.88%, due 1/30/25	178
	100	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	109
	216	El Salvador Government International Bond, Senior Unsecured Notes, 7.63%, due 2/1/41	232
			519
Ghana (0.1%)
	200	Republic of Ghana, Unsecured Notes, 7.88%, due 8/7/23	194

Hungary (4.9%)
HUF	60,000	Hungary Government Bond, Bonds, 6.75%, due 2/24/17	279	@
HUF	128,920	Hungary Government Bond, Bonds, 4.00%, due 4/25/18	566
HUF	186,000	Hungary Government Bond, Bonds, 5.50%, due 12/20/18	851	@
HUF	41,380	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	206	@
HUF	751,030	Hungary Government Bond, Bonds, 6.75%, due 10/22/28	3,692	@
	$256	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	278	@
	2,400	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	3,054	@
	200	MFB Magyar Fejlesztesi Bank Zrt, Government Guaranteed Notes, 6.25%, due 10/21/20	222	ñ@
			9,148
Indonesia (4.2%)
EUR	100	Indonesia Government International Bond, Senior Unsecured Notes, 2.88%, due 7/8/21	$135	ñ
	$1,200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,659	@
	150	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	194	ñ@
IDR	30,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	2,685	@
IDR	9,723,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	875	@Ø
IDR	28,784,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	2,419	@
			7,967
Iraq (0.9%)
	$511	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	455	ñ@
	1,300	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	1,157
			1,612
Jamaica (0.1%)
	217	Jamaica Government International Bond, Senior Unsecured Notes, 7.63%, due 7/9/25	228

Kenya (0.7%)
	306	Kenya Government International Bond, Notes, 6.88%, due 6/24/24	325	ñ
KES	90,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	1,037	@
			1,362
Malaysia (0.3%)
MYR	1,645	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	508

Mexico (4.6%)
MXN	5,000	Mexican Bonos, Bonds, Ser. M, 8.00%, due 6/11/20	433
MXN	23,000	Mexican Bonos, Bonds, Ser. M, 6.50%, due 6/9/22	1,834	@
MXN	14,119	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	1,236	@
MXN	9,530	Mexican Bonos, Bonds, Ser. M, 10.00%, due 12/5/24	951
MXN	3,001	Mexican Bonos, Bonds, Ser. M, 7.50%, due 6/3/27	254
MXN	1,800	Mexican Bonos, Bonds, Ser. M, 8.50%, due 5/31/29	164
MXN	31,249	Mexican Bonos, Bonds, Ser. M, 7.75%, due 5/29/31	2,658
MXN	9,711	Mexican Udibonos, Bonds, Ser. S, 2.50%, due 12/10/20	763
	$315	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	355
			8,648
Mongolia (0.4%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Notes, 5.75%, due 3/21/17	472
	200	Mongolia Government International Bond, Senior Unsecured Notes, 5.13%, due 12/5/22	172
			644
Morocco (0.4%)
	500	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	499	ñ@
	300	Morocco Government International Bond, Senior Unsecured Notes, 5.50%, due 12/11/42	297
			796
Nigeria (1.1%)
NGN	70,000	Nigeria Government Bond, Bonds, 15.10%, due 4/27/17	473	@
NGN	235,946	Nigeria Government Bond, Bonds, 14.20%, due 3/14/24	1,631
			2,104
Pakistan (0.4%)
	$200	Islamic Republic of Pakistan, Bonds, 7.25%, due 4/15/19	$208	ñ
	427	Islamic Republic of Pakistan, Unsecured Notes, 8.25%, due 4/15/24	455
			663
Panama (0.2%)
	350	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	430

Peru (0.8%)
PEN	855	Peruvian Government International Bond, Senior Unsecured Notes, 7.84%, due 8/12/20	353
PEN	1,441	Peruvian Government International Bond, Senior Unsecured Notes, 5.20%, due 9/12/23	516
PEN	1,623	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	631	@
			1,500
Philippines (0.5%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	278	@
	$563	Philippine Government International Bond, Senior Unsecured Notes, 6.38%, due 10/23/34	710
			988
Poland (2.1%)
PLN	889	Poland Government Bond, Bonds, 5.50%, due 10/25/19	320	@
PLN	1,291	Poland Government Bond, Bonds, 5.75%, due 9/23/22	483	@
PLN	7,991	Poland Government Bond, Bonds, 5.75%, due 4/25/29	3,129	@
			3,932
Romania (3.0%)
RON	3,800	Romania Government Bond, Bonds, 5.60%, due 11/28/18	1,271
RON	3,050	Romania Government Bond, Bonds, 5.95%, due 6/11/21	1,022	@
RON	6,990	Romania Government Bond, Bonds, 5.85%, due 4/26/23	2,391	@
EUR	500	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	756	@
	$56	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	64	ñ
	100	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	114
			5,618
Russia (5.3%)
RUB	9,192	Russian Federal Bond - OFZ, Bonds, 7.40%, due 4/19/17	246	@
RUB	10,084	Russian Federal Bond - OFZ, Bonds, 7.40%, due 6/14/17	270
RUB	89,277	Russian Federal Bond - OFZ, Bonds, 7.50%, due 3/15/18	2,370	@
RUB	43,000	Russian Federal Bond - OFZ, Bonds, 7.60%, due 4/14/21	1,107
RUB	35,776	Russian Federal Bond - OFZ, Bonds, 7.00%, due 1/25/23	874
RUB	24,860	Russian Federal Bond - OFZ, Bonds, 7.00%, due 8/16/23	603
RUB	72,224	Russian Federal Bond - OFZ, Bonds, 8.15%, due 2/3/27	1,868
RUB	50,582	Russian Federal Bond - OFZ, Bonds, 7.05%, due 1/19/28	1,180
	$390	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	442	**
	925	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	1,046	ñ@**
			10,006
Senegal (0.1%)
	200	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	200	ñ

Serbia (0.2%)
	$240	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	$277

Slovenia (0.4%)
	200	Slovenia Government International Bond, Bonds, 4.13%, due 2/18/19	208
	500	Slovenia Government International Bond, Unsecured Notes, 5.25%, due 2/18/24	535
			743
South Africa (3.3%)
ZAR	8,310	South Africa Government Bond, Bonds, 7.25%, due 1/15/20	760	@
ZAR	6,510	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	594
ZAR	15,545	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	1,357
ZAR	3,700	South Africa Government Bond, Bonds, 7.00%, due 2/28/31	292
ZAR	9,999	South Africa Government Bond, Bonds, 8.50%, due 1/31/37	888
ZAR	10,186	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	915	@
	$500	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	575
	350	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	357
	500	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	555
			6,293
Sri Lanka (0.1%)
	200	Republic of Sri Lanka, Senior Unsecured Notes, 5.13%, due 4/11/19	204	ñ

Thailand (6.4%)
THB	70,000	Thailand Government Bond, Senior Unsecured Notes, 3.25%, due 6/16/17	2,219	@
THB	187,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	6,061	@
THB	123,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	3,858	@
			12,138
Turkey (6.8%)
	$350	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	375	ñ@
TRY	1,068	Turkey Government Bond, Bonds, 4.50%, due 2/11/15	502
TRY	1,500	Turkey Government Bond, Bonds, 9.00%, due 1/27/16	707
TRY	14,441	Turkey Government Bond, Bonds, 6.30%, due 2/14/18	6,323	@
TRY	1,400	Turkey Government Bond, Bonds, 8.30%, due 6/20/18	650
TRY	1,500	Turkey Government Bond, Bonds, 3.00%, due 2/23/22	762
TRY	3,140	Turkey Government Bond, Bonds, 8.50%, due 9/14/22	1,439
TRY	1,400	Turkey Government Bond, Bonds, 7.10%, due 3/8/23	587
TRY	264	Turkey Government Bond, Bonds, 8.80%, due 9/27/23	123
	$300	Turkey Government International Bond, Senior Unsecured Notes, 7.00%, due 9/26/16	331
	100	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	122
	800	Turkey Government International Bond, Unsecured Notes, 6.63%, due 2/17/45	927
			12,848
Ukraine (0.5%)
	600	Ukraine Government International Bond, Senior Unsecured Notes, 9.25%, due 7/24/17	607	@
	450	Ukreximbank Via Biz Finance PLC, Senior Unsecured Notes, 8.75%, due 1/22/18	401
			1,008
Venezuela (1.0%)
	$600	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	$484
	1,800	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	1,449	@
			1,933
		Total Government Securities (Cost $120,663)	123,446

NUMBER OF SHARES

Short-Term Investments (7.4%)
	13,949,210	State Street Institutional Government Money Market Fund Premier Class (Cost $13,949)	13,949	@

		Total Investments (95.9%) (Cost $176,821)	181,029	##

		Cash, receivables and other assets, less liabilities (4.1%)	7,775	±

		Total Net Assets (100.0%)	188,804

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
NEUBERGER BERMAN EMERGING MARKETS DEBT FUND[b] (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$123,446	65.4%
Oil & Gas	13,725	7.3%
Banks	8,637	4.6%
Electric	4,504	2.4%
Real Estate	2,059	1.1%
Diversified Financial Services	1,870	1.0%
Iron - Steel	1,667	0.9%
Food	1,646	0.9%
Telecommunications	1,559	0.8%
Mining	1,376	0.7%
Gas	1,259	0.7%
Building Materials	798	0.4%
Media	780	0.4%
Holding Companies - Diversified	668	0.4%
Chemicals	569	0.3%
Engineering & Construction	443	0.2%
Airlines	434	0.2%
Commercial Services	357	0.2%
Coal	271	0.1%
Household Products	225	0.1%
Real Estate Investment Trusts	220	0.1%
Investment Companies	208	0.1%
Oil & Gas Services	182	0.1%
Forest Products & Paper	177	0.1%
Short-Term Investments and Other Assets-Net	21,724	11.5%
	$188,804	100.0%

* Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

July 31, 2014 (Unaudited)

Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Emerging Markets Debt Fund (formerly, Neuberger Berman Emerging Markets Income Fund) (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

The value of cross currency swap contracts is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2014:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Investments:
Corporate Debt Securities^	$-	$43,634	$-	$43,634
Government Securities
Dominican Republic	-	393	83	476
Other Government Securities^	-	122,970	-	122,970
Total Government Securities	-	123,363	83	123,446
Short-Term Investments	-	13,949	-	13,949
Total Investments	$-	$180,946	$83	$181,029

^	The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/14
Investments in Securities:
Government Securities
Dominican Republic	$-	$-	$-	$1	$82	$-	$-	$-	83	$1
Total	-	-	-	1	82	-	-	-	83	1

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

As of the period ending July 31, 2014, the Fund had no transfers between Levels 1, 2 or 3 based on beginning of period market values as of October 31, 2013.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2014:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$-	$1,023	$-	$1,023
Futures contracts	16	-	-	16
Swap contracts	-	284	-	284
Total	$16	$1,307	$-	$1,323

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$-	$(1,111)	$-	$(1,111)
Futures contracts	-	-	-	-
Swap contracts	-	(210)	-	(210)
Total	$	$(1,321)	$	$(1,321)

##
At July 31, 2014, the cost of investments for U.S. federal income tax purposes was approximately $177,198,000. Gross unrealized appreciation of investments was approximately $5,352,000 and gross unrealized depreciation of investments was approximately $1,521,000, resulting in net unrealized appreciation of approximately $3,831,000 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2014, these securities amounted to approximately $26,797,000 or 14.2% of net assets for the Fund.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2014, these securities amounted to $270,000.

@
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments, forward contracts, financial futures contracts and/or interest rate swap contracts.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2014, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
BRL = Brazilian Real
CLP = Chilean Peso
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenyan Shilling
MYR = Malaysian Ringgit
MXN = Mexican Peso
NGN = Nigerian Naira
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand

For information on the Fund's significant accounting policies, please refer to the Fund’s most recent shareholder reports.

b	Effective June 2, 2014. Formerly, Neuberger Berman Emerging Markets Income Fund through June 1, 2014.

z A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

± At July 31, 2014, the Fund had outstanding interest rate swap contracts as follows:

Swap Counterparty	Notional Amount[d]		Termination Date	Fixed-rate	Variable-rate Payments Paid/Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Goldman Sachs International	KRW	10,000,000,000	April 10, 2015	2.69%	Receive	2.65%(1)	$(196)	$(12,385)	$(12,581)
JP Morgan Chase Bank, N.A.	HUF	200,000,000	October 4, 2015	3.62%	Receive	2.75%(2)	(16,352)	(10,673)	(27,025)
JP Morgan Chase Bank, N.A.	ILS	7,500,000	October 4, 2015	1.30%	Receive	0.67%(3)	(21,783)	(18,675)	(40,458)
Goldman Sachs International	ZAR	20,000,000	December 1, 2015	6.88%	Pay	5.80%(4)	-	6,189	6,189
JP Morgan Chase Bank, N.A.	ZAR	25,000,000	December 6, 2015	6.93%	Pay	5.80%(4)	-	8,697	8,697
Goldman Sachs International	BRL	2,787,608	January 4, 2016	11.66%	Pay	10.80%(5)	-	17,870	17,870
JP Morgan Chase Bank, N.A.	BRL	1,808,142	January 4, 2016	11.60%	Pay	10.80%(5)	-	9,562	9,562
Goldman Sachs International	BRL	14,998,187	January 4, 2016	11.00%	Pay	10.80(5)	-	(10,279)	(10,279)
JP Morgan Chase Bank, N.A.	ZAR	20,000,000	January 8, 2016	6.79%	Pay	5.83%(6)	-	4,339	4,339
Goldman Sachs International	ILS	7,775,917	January 16, 2016	1.20%	Receive	0.65%(7)	(13,854)	(19,699)	(33,553)
Goldman Sachs International	PLN	6,800,000	February 3, 2016	3.31%	Receive	2.72%(8)	(6,464)	(25,854)	(32,318)
Goldman Sachs International	ILS	5,500,000	February 14, 2016	1.21%	Receive	0.70%(9)	(6,508)	(15,068)	(21,576)
Goldman Sachs International	ILS	2,000,000	April 2, 2016	0.95%	Receive	0.65%(10)	(1,510)	(3,093)	(4,603)
Goldman Sachs International	KRW	4,700,000,000	April 10, 2016	2.79%	Receive	2.65%(1)	(375)	(24,327)	(24,702)
Goldman Sachs International	CLP	2,090,296,467	April 25, 2016	3.75%	Pay	16,049.81%(11)	41	26,526	26,567
Goldman Sachs International	ILS	4,000,000	May 22, 2016	0.76%	Receive	0.55%(12)	(477)	(2,450)	(2,927)
Goldman Sachs International	CLP	500,000,000	July 1, 2016	3.63%	Pay	16,059.84%(13)	(135)	4,750	4,615
Goldman Sachs International	HUF	991,365,843	July 11, 2016	2.45%	Pay	2.35%(14)	-	15,800	15,800
JP Morgan Chase Bank, N.A.	ILS	6,000,000	July 31,2016	0.64%	Pay	0.49%(15)	(31)	1,557	1,526
Goldman Sachs International	CLP	1,668,005,471	July 11, 2017	3.72%	Pay	16,025.55%(16)	6,105	13,811	19,916
JP Morgan Chase Bank, N.A.	MXN	40,000,000	October 5, 2017	6.21%	Pay	3.30%(17)	-	15,203	15,203
JP Morgan Chase Bank, N.A.	ILS	3,150,000	October 4, 2018	2.40%	Pay	0.67%(3)	17,406	37,742	55,148
JP Morgan Chase Bank, N.A.	MXN	60,720,692	April 1, 2019	7.49%	Pay	3.29%(18)	-	32,230	32,230
Goldman Sachs International	MXN	70,553,511	June 27, 2019	6.82%	Pay	3.31%(19)	-	2,354	2,354
JP Morgan Chase Bank, N.A.	MXN	2,000,000	December 7, 2020	6.09%	Pay	3.29%(20)	49	4,264	4,313
Goldman Sachs International	BRL	908,410	January 4, 2021	11.92%	Pay	10.80%(5)	-	5,881	5,881
JP Morgan Chase Bank, N.A.	ZAR	7,800,000	October 2, 2023	8.08%	Pay	5.83%(21)	1,355	572	1,927
JP Morgan Chase Bank, N.A.	HUF	300,000,000	August 4, 2024	4.29%	Pay	2.85%(22)	-	-	-

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

JP Morgan Chase Bank, N.A.	ZAR	6,400,000	October 2, 2028	8.53%	Pay	5.83%(21)	1,334	5,491	6,825
Goldman Sachs International	ZAR	6,100,000	January 16, 2029	8.76%	Pay	5.83%(23)	737	15,511	16,248
							$(40,658)	$85,846	$45,188

(1)	3 Month South Korean Won (KRW) Certificate of Deposit Rate at July 9, 2014.

(2)	6 Month Budapest Interbank Offer Rate (BUBOR) at April 2, 2014.

(3)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at July 2, 2014.

(4)	3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(5)	1 Day Overnight Brazil CETIP Interbank Deposit Rate.

(6)	3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(7)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at July 14, 2014.

(8)	6 Month Poland Warsaw Interbank Offer Rate (WIBOR) at January 30, 2014.

(9)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at May 12, 2014.

(10)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at June 30, 2014.

(11)	1 Day Sinacofi Chile Interbank Rate at July 23, 2014.

(12)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at May 20, 2014.

(13)	1 Day Sinacofi Chile Interbank Rate at July 29, 2014.

(14)	6 Month Budapest Interbank Offer Rate (BUBOR).

(15)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at July 29, 2014.

(16)	1 Day Sinacofi Chile Interbank Rate at July 9, 2014.

(17)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(18)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(19)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(20)	28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at July 25, 2014.

(21)	3 Month Johannesburg Interbank Agreed Rate (JIBAR) at July 2, 2014.

(22)	6 Month Budapest Interbank Offer Rate (BUBOR).

(23)	3 Month Johannesburg Interbank Agreed Rate (JIBAR) July 16, 2014.

d	Notional amount is stated in the currency in which the swap is denominated.
BRL = Brazilian Real
CLP = Chilean Peso
HUF = Hungarian Forint
ILS = Israeli Shekel
KRW = South Korean Won
MXN = Mexican Peso
PLN = Polish Zloty
ZAR = South African Rand

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

At July 31, 2014, the Fund had outstanding cross currency swap contracts as follows:

Swap Counterparty		Fund Pays Fixed-rate on Notional Amount(1)	Fund Receives Floating-rate on Notional Amount(1)	Fixed-rate	Variable-rate Payments Received by the Fund		Termination Date	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

JP Morgan Chase Bank, N.A.	TRY	11,000,000	$5,164,319	7.94%	Receive	0.23%(2)	October 9, 2015	$-	$29,082	$29,082

(1)
The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(2)	90 day LIBOR at July 7, 2014.

TRY = Turkish Lira

At July 31, 2014, open forward contracts were as follows:

Contracts Received		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
321,228	Brazilian Real	$142,933	US Dollar	Goldman Sachs International	09/17/2014	$(3,114)
3,842,625	Brazilian Real	1,690,180	US Dollar	JP Morgan Chase Bank, N.A.	09/17/2014	(17,629)
159,271,117	Chilean Peso	282,528	US Dollar	Goldman Sachs International	08/29/2014	(4,880)
887,248,803	Chilean Peso	1,600,088	US Dollar	JP Morgan Chase Bank, N.A.	08/29/2014	(53,396)
950,836	Chinese Yuan Renminbi	151,006	US Dollar	JP Morgan Chase Bank, N.A.	07/10/2015	664
11,842,643	Chinese Yuan Renminbi	1,879,612	US Dollar	Goldman Sachs International	07/10/2015	9,431
12,700,000	Chinese Yuan Renminbi	2,020,380	US Dollar	Goldman Sachs International	08/03/2015	4,158
2,212,621,831	Colombian Peso	1,195,865	US Dollar	Goldman Sachs International	08/19/2014	(18,869)
2,724,855,801	Colombian Peso	1,457,727	US Dollar	JP Morgan Chase Bank, N.A.	08/19/2014	(8,251)
3,593,102	Euro Currency	4,880,585	US Dollar	Goldman Sachs International	08/05/2014	(69,226)
1,917,913	Euro Currency	2,592,575	US Dollar	JP Morgan Chase Bank, N.A.	08/05/2014	(24,384)
71,237,502	Indian Rupee	1,174,381	US Dollar	JP Morgan Chase Bank, N.A.	10/22/2014	(18,769)
51,858,500	Indian Rupee	850,000	US Dollar	Goldman Sachs International	10/22/2014	(8,754)
13,892,863,952	Indonesian Rupiah	1,198,965	US Dollar	Goldman Sachs International	08/29/2014	(4,091)
28,676,598,971	Indonesian Rupiah	2,448,026	US Dollar	JP Morgan Chase Bank, N.A.	08/29/2014	18,343
9,053,693,394	Indonesian Rupiah	715,595	US Dollar	JP Morgan Chase Bank, N.A.	12/08/2014	48,150
3,918,096,363	Indonesian Rupiah	304,958	US Dollar	Goldman Sachs International	12/08/2014	25,562
86,159,991	Japanese Yen	850,787	US Dollar	JP Morgan Chase Bank, N.A.	08/07/2014	(13,170)
5,402,904	Mexican Peso	415,550	US Dollar	Goldman Sachs International	08/15/2014	(7,192)
14,402,700	Mexican Peso	1,109,516	US Dollar	JP Morgan Chase Bank, N.A.	08/15/2014	(20,944)
3,411,644	Mexican Peso	261,441	US Dollar	Goldman Sachs International	09/02/2014	(3,930)
27,539,080	Mexican Peso	2,110,670	US Dollar	JP Morgan Chase Bank, N.A.	09/02/2014	(32,019)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

21,849,661	Malaysian Ringgit	6,698,225	US Dollar	Goldman Sachs International	08/07/2014	139,823
15,620,857	Malaysian Ringgit	4,867,935	US Dollar	JP Morgan Chase Bank, N.A.	09/17/2014	2,378
1,055,295	Peruvian Nuevo Sol	375,083	US Dollar	Goldman Sachs International	08/18/2014	1,007
4,370,933	Peruvian Nuevo Sol	1,553,557	US Dollar	JP Morgan Chase Bank, N.A.	09/03/2014	1,025
31,865,334	Philippine Peso	723,062	US Dollar	Goldman Sachs International	08/11/2014	9,667
15,544,601	Philippine Peso	357,224	US Dollar	JP Morgan Chase Bank, N.A.	08/11/2014	217
48,704,953	Philippine Peso	1,121,169	US Dollar	JP Morgan Chase Bank, N.A.	10/08/2014	(2,877)
8,419,069	Russian Ruble	233,603	US Dollar	Goldman Sachs International	08/12/2014	1,553
59,797,723	Russian Ruble	1,696,961	US Dollar	JP Morgan Chase Bank, N.A.	08/12/2014	(26,728)
89,721,064	Thai Baht	2,776,671	US Dollar	Goldman Sachs International	08/13/2014	16,327
52,229,800	Thai Baht	1,611,036	US Dollar	JP Morgan Chase Bank, N.A.	08/13/2014	14,866
489,321	Turkish Lira	226,922	US Dollar	JP Morgan Chase Bank, N.A.	09/02/2014	(145)
16,500,000	South African Rand	1,580,823	US Dollar	Goldman Sachs International	08/08/2014	(43,083)
16,751,618	South African Rand	1,571,542	US Dollar	JP Morgan Chase Bank, N.A.	08/08/2014	(10,352)
32,444,244	South African Rand	2,990,296	US Dollar	Goldman Sachs International	10/14/2014	(77)
4,735,988	South African Rand	445,336	US Dollar	JP Morgan Chase Bank, N.A.	10/14/2014	(8,844)
Total						$(107,553)
Cross Currency	Contracts Received	In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
1,709,626	Euro Currency	7,512,245	Romanian Leu	JP Morgan Chase Bank, N.A.	08/08/2014	$(51,688)
279,093	Euro Currency	1,227,312	Romanian Leu	Goldman Sachs International	09/09/2014	(1,995)
1,568,229	Euro Currency	6,900,446	Romanian Leu	JP Morgan Chase Bank, N.A.	09/09/2014	(28,361)
1,744,115	Euro Currency	543,064,231	Hungarian Forint	JP Morgan Chase Bank, N.A.	09/12/2014	(47,122)
1,507,899	Euro Currency	41,369,190	Czech Koruna	JP Morgan Chase Bank, N.A.	09/19/2014	(19,421)
635,140	Euro Currency	2,649,114	Polish Zloty	JP Morgan Chase Bank, N.A.	10/23/2014	(1,411)
6,043,779	Hungarian Forint	19,771	Euro Currency	Goldman Sachs International	09/12/2014	(1,287)
599,018,055	Hungarian Forint	1,947,124	Euro Currency	JP Morgan Chase Bank, N.A.	09/12/2014	(94,410)
7,985,270	Polish Zloty	1,919,871	Euro Currency	Goldman Sachs International	09/15/2014	(88,459)
2,787,323	Polish Zloty	669,326	Euro Currency	Goldman Sachs International	10/23/2014	(17,752)
16,323,732	Polish Zloty	3,909,755	Euro Currency	JP Morgan Chase Bank, N.A.	10/23/2014	(115,235)
Total						$(467,141)
Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
3,472,641	Brazilian Real	$1,540,735	US Dollar	Goldman Sachs International	09/17/2014	$29,223
571,218,007	Chilean Peso	990,838	US Dollar	Goldman Sachs International	08/29/2014	(4,935)
875,541,144	Chilean Peso	1,571,729	US Dollar	JP Morgan Chase Bank, N.A.	08/29/2014	45,446
4,242,933,738	Colombian Peso	2,260,944	US Dollar	Goldman Sachs International	08/19/2014	3,933

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

1,877,043,088	Colombian Peso	994,723	US Dollar	JP Morgan Chase Bank, N.A.	08/19/2014	(3,762)
1,813,385	Euro Currency	2,466,241	US Dollar	Goldman Sachs International	08/05/2014	38,021
794,271	Euro Currency	1,073,074	US Dollar	JP Morgan Chase Bank, N.A.	08/05/2014	9,502
99,370	Euro Currency	134,141	US Dollar	Goldman Sachs International	08/07/2014	2,079
918,743	Euro Currency	1,250,218	US Dollar	JP Morgan Chase Bank, N.A.	08/07/2014	19,964
1,133,734,302	Indonesian Rupiah	95,876	US Dollar	JP Morgan Chase Bank, N.A.	08/29/2014	(1,632)
7,700,000,000	Indonesian Rupiah	631,406	US Dollar	Goldman Sachs International	12/08/2014	(18,144)
26,024,692,303	Indonesian Rupiah	2,108,301	US Dollar	JP Morgan Chase Bank, N.A.	12/08/2014	(87,067)
12,309,359	Israeli Shekel	3,561,086	US Dollar	JP Morgan Chase Bank, N.A.	09/16/2014	(33,064)
1,432,495	Israeli Shekel	418,132	US Dollar	Goldman Sachs International	09/16/2014	(136)
172,318,186	Japanese Yen	1,691,147	US Dollar	JP Morgan Chase Bank, N.A.	08/07/2014	15,931
118,999,323	Japanese Yen	1,161,625	US Dollar	JP Morgan Chase Bank, N.A.	09/02/2014	4,583
2,633,973	Mexican Peso	201,823	US Dollar	JP Morgan Chase Bank, N.A.	08/15/2014	2,744
6,776,109	Mexican Peso	520,486	US Dollar	Goldman Sachs International	09/02/2014	9,025
13,140,541	Mexican Peso	992,707	US Dollar	JP Morgan Chase Bank, N.A.	09/02/2014	858
200,000	Malaysian Ringgit	62,731	US Dollar	Goldman Sachs International	09/17/2014	375
160,062,587	Russian Ruble	4,550,319	US Dollar	JP Morgan Chase Bank, N.A.	08/12/2014	79,553
3,011,451	Singapore Dollar	2,408,092	US Dollar	Goldman Sachs International	08/25/2014	(5,897)
759,431	Singapore Dollar	611,411	US Dollar	JP Morgan Chase Bank, N.A.	08/25/2014	2,649
23,389,209	Thai Baht	715,266	US Dollar	JP Morgan Chase Bank, N.A.	08/13/2014	(12,835)
294,119,591	Thai Baht	9,089,636	US Dollar	Goldman Sachs International	08/13/2014	(66,244)
6,464,844	Turkish Lira	3,009,069	US Dollar	JP Morgan Chase Bank, N.A.	09/02/2014	12,923
1,398,401	Turkish Lira	658,916	US Dollar	JP Morgan Chase Bank, N.A.	10/09/2014	15,800
9,323,298	South African Rand	859,751	US Dollar	Goldman Sachs International	08/08/2014	(9,147)
6,633,828	South African Rand	619,886	US Dollar	JP Morgan Chase Bank, N.A.	08/08/2014	1,637
932,226	South African Rand	85,943	US Dollar	JP Morgan Chase Bank, N.A.	10/14/2014	24
Total						$51,407

Cross Currency Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
41,369,190	Czech Koruna	1,507,899	Euro Currency	JP Morgan Chase Bank, N.A.	09/19/2014	$36,389
19,771	Euro Currency	6,043,779	Hungarian Forint	Goldman Sachs International	09/12/2014	553
1,947,124	Euro Currency	599,018,055	Hungarian Forint	JP Morgan Chase Bank, N.A.	09/12/2014	38,325
1,919,871	Euro Currency	7,985,270	Polish Zloty	Goldman Sachs International	09/15/2014	69,661
669,326	Euro Currency	2,787,323	Polish Zloty	Goldman Sachs International	10/23/2014	10,089
3,909,755	Euro Currency	16,323,732	Polish Zloty	JP Morgan Chase Bank, N.A.	10/23/2014	83,885
543,064,231	Hungarian Forint	1,744,115	Euro Currency	JP Morgan Chase Bank, N.A.	09/12/2014	69,674
2,649,114	Polish Zloty	635,140	Euro Currency	JP Morgan Chase Bank, N.A.	10/23/2014	7,357

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

7,512,245	Romanian Leu	1,709,626	Euro Currency	JP Morgan Chase Bank, N.A.	08/08/2014	69,437
1,227,312	Romanian Leu	279,093	Euro Currency	Goldman Sachs International	09/09/2014	5,207
6,900,446	Romanian Leu	1,568,229	Euro Currency	JP Morgan Chase Bank, N.A.	09/09/2014	45,155
Total						$435,732

At July 31, 2014, open positions in financial futures contracts were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
September 2014	63 U.S. Treasury Note, 10 Year	Short	$841
September 2014	45 U.S. Treasury Note, 5 Year	Short	15,454
Total			$16,295

At July 31, 2014, the notional value of financial futures contracts was$0for long positions and$(13,198,008)for short positions.

At July 31, 2014, the Fund had deposited $418,532 in a segregated account to cover margin requirements on open financial futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: September 26, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: September 26, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: September 26, 2014